As filed with the Securities and Exchange Commission on March 1, 2021
Registration No. 333-148723
Registration No. 811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. (380) ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. (381) ☒

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b);
☐	On __________ pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on ____________ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

The Cboe Vest Family of Funds

(the “Funds”)

PROSPECTUS

February 28, 2021

Cboe Vest S&P 500® Buffer Strategy Fund

Class A Shares (BUAGX)

Class C Shares (BUCGX)

Investor Class Shares (BUMGX)

Institutional Class Shares (BUIGX)

Class Y Shares (BUYGX)

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Class A Shares (KNGAX)

Class C Shares (KNGCX)

Investor Class Shares (KNGLX)

Institutional Class Shares (KNGIX)

Class Y Shares (KNGYX)

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Class A Shares (ENGAX)

Class C Shares (ENGCX)

Investor Class Shares (ENGLX)

Institutional Class Shares (ENGIX)

Class Y Shares (ENGYX)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to receive paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Investment Adviser:

Cboe VestSM Financial LLC (the “Adviser”)

1765 Greensboro Station Pl, 9th Floor

McLean, Virginia 22102

FUND SUMMARY – Cboe Vest S&P 500® Buffer Strategy Fund

Investment Objective

The Cboe Vest S&P 500® Buffer Strategy Fund (the “Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of the net asset value (“NAV”) at time of purchase)	None	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)			Class R
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.21%	0.26%	0.23%	0.23%	0.22%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Shareholder Services Plan	0.02%	0.02%	0.20%	0.09%	None
Total Annual Fund Operating Expenses	1.24%	2.04%	1.44%	1.08%	0.98%
Fee Waivers and/or Expense Reimbursements(1)	-0.02%	-0.07%	-0.22%	-0.11%	-0.26%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.22%	1.97%	1.22%	0.97%	0.72%

(1)	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2022 only by mutual written consent.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$692	$944	$1,215	$1,987
Class C	$200	$633	$1,092	$2,363
Investor Class	$124	$434	$766	$1,705
Institutional Class	$99	$333	$585	$1,307
Class Y	$74	$286	$516	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 120.89%.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPRO Index. The Fund effectively divides its portfolio into twelve segments (referred to herein as a tranche), and each tranche is invested in options that are tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO Index. Immediately following this section is information about the SPRO Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

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About the SPRO Index

The SPRO Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series (the “Buffer Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Buffer Protect Index January Series, the Cboe® S&P 500® Buffer Protect Index February Series, . . .etc.). The SPRO Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Buffer Index Monthly Series. The methodology for the SPRO Index, as well as each of the Buffer Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”). The value of the SPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the Buffer Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to a decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Each of the Buffer Index Monthly Series measures the performance of a portfolio of exchange-traded FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of the month of the respective Buffer Index Monthly Series and, if held to the third Wednesday of the same month the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy for each Buffer Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Buffer Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Buffer Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Buffer Index Monthly Series measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Buffer Index Monthly Series and expire on the third Wednesday of the month the following year. The options are:

●	Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Buffer Index Monthly Series.

●	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

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●	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Buffer Index Monthly Series.

●	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

●	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

●	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPRO Index, which is a balanced index that is a composite of the 12 Buffer Index Monthly Series, will effectively be comprised of 72 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund generally invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Buffer Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the Buffer Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Buffer Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

●	If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the S&P 500® Index decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

●	If the S&P 500® Index decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage loss on the S&P 500® Index with a maximum loss of approximately 90%.

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The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index), shares of the Reference ETF, and fixed income securities issued by the U.S. Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index by tracking the SPRO Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO Index, the Fund attempts to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options, similar to those that are part of the SPRO Index, to seek to track, before fees and expenses, the performance of the SPRO Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive the cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive the cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver the cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect, within each monthly tranche, an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the S&P 500® Index and different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

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The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”) or will be covered by the shares of the Reference ETF held by the Fund. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options or shares of the Reference ETF, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Buffer Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

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Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Index Limitations. The SPRO Index, as well as each of the Buffer Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPRO Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPRO Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO Index and each of the Buffer Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The SPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

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Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the S&P 500® Index or Reference ETF.

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The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index.  The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index or the Reference ETF.  The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index.  The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF closing value on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF.  The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF.  The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

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Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

●	Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

●	Tracking Error. ETFs face index correlation risk which is the risk that the performance of an ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

●	Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

●	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

●	Discount. Shares of ETFs tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO Index, at times, the Fund may not have investment exposure to all securities in the SPRO Index, or its weighting of investment exposure to securities may be different from that of the SPRO Index. In addition, the Fund may invest in securities not included in the SPRO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO Index, potentially resulting in the Fund being over- or underexposed to the SPRO Index, and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

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Cboe Vest S&P 500® Buffer Strategy Fund (Institutional Class)
Calendar Year Total Returns
0.2
0.1
0
-0.1
11.85%
-2.19%
17.71%
10.56%
2017
2018
2019
2020

During the periods shown, the highest quarterly return was 13.34% (quarter ended June 30, 2020) and the lowest quarterly return was -13.32% (quarter ended March 31, 2020).

Average Annual Returns for The Period Ended December 31, 2020

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

Institutional Shares	1 Year	Since Inception (08/23/2016)
Return Before Taxes	10.56%	8.97%
Return After Taxes on Distributions	10.41%	8.86%
Return After Taxes on Distributions and Sale of Fund Shares	6.25%	7.00%

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Class A	1 Year	Since Inception (07/24/2018)
Return Before Taxes	10.34%	8.49%
Return Before Taxes with Maximum Sales Load of 5.75%	4.04%	5.89%

Class C	1 Year	Since Inception (07/24/2018)
Return Before Taxes	9.53%	7.43%

Investor Shares	1 Year	Since Inception (12/07/2016)
Return Before Taxes	10.36%	8.84%

Class Y Shares	1 Year	Since Inception (07/24/2018)
Return Before Taxes	10.89%	8.84%

	1 Year	Since Inception (08/23/2016)
Cboe S&P 500® Index Buffer Protect Balanced Series	12.23%	9.96%
S&P 500® Index	18.40%	15.46%

Investment Adviser

Cboe Vest Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception on August 23, 2016.

Howard Rubin, Managing Director of the Adviser, has served as a portfolio manager to the Fund since at least March 2018.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

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FUND SUMMARY – Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Investment Objective

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Aristocrats Fund” or, solely for this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)			Class R
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.40%	0.40%	0.40%	0.39%	0.40%
Shareholder Services Plan	0.08%	0.02%	0.25%	0.11%	None
Total Annual Fund Operating Expenses	1.48%	2.17%	1.65%	1.25%	1.15%
Fee Waivers and/or Expense Reimbursements(1)	-0.27%	-0.21%	-0.44%	-0.29%	-0.44%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.21%	1.96%	1.21%	0.96%	0.71%

(1)       Cboe Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2022 only by mutual written consent.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$691	$991	$1,312	$2,220
Class C	$199	$659	$1,145	$2,487
Investor Class	$123	$477	$856	$1,918
Institutional Class	$98	$368	$658	$1,486
Class Y	$73	$322	$590	$1,358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 169.87%.

Principal Investment Strategies

The Fund employs an investment approach designed to track the performance of the Cboe Aristocrats Index before fees and expenses. The Cboe Aristocrats Index is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

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About the Index’s Strategy

The Cboe Aristocrats Index, constructed and maintained by the Chicago Board Options Exchange (“Index Calculation Agent” and/or “Cboe”), is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Cboe Aristocrats Index investment strategy includes:

●	buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”); and,

●	partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Cboe Aristocrats Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange-traded-call option on that stock. Each exchange-traded call option included in the Cboe Aristocrats Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Cboe Aristocrats Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Cboe Aristocrats Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Cboe Aristocrats Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Cboe Aristocrats Index is designed to vary the number of Call Options written over the Term such that the Stock Portfolio is partially overwritten with Call Options. The number of Call Options written is determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Cboe Aristocrats Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Cboe Aristocrats Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Cboe Aristocrats Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

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The Fund intends to invest in a sample of the securities in the Cboe Aristocrats Index with a view towards making quarterly distributions at an approximate rate of 3.5% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell European style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Call Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

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FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Call Option Risk described above.

Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Cboe Aristocrats Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Cboe Aristocrats Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Cboe Aristocrats Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Cboe Aristocrats Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Cboe Aristocrats Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the ‘straddle’ or ‘qualified covered call’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

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During the periods shown, the highest quarterly return was 17.22% (quarter ended June 30, 2020) and the lowest quarterly return was -23.27% (quarter ended March 31, 2020).

Average Annual Returns for The Period Ended December 31, 2020

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

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Institutional Shares	1 Year	Since Inception (09/11/2017)
Return Before Taxes	7.34%	10.97%
Return After Taxes on Distributions	5.49%	9.08%
Return After Taxes on Distributions and Sale of Fund Shares	4.19%	7.64%

Class A	1 Year	Since Inception (09/11/2017)
Return Before Taxes	7.07%	10.70%
Return Before Taxes with Maximum Sales Load of 5.75%	0.87%	8.74%

Class C	1 Year	Since Inception (09/11/2017)
Return Before Taxes	6.26%	9.82%

Investor Shares	1 Year	Since Inception (09/11/2017)
Return Before Taxes	7.08%	10.66%

Class Y Shares	1 Year	Since Inception (07/24/2018)
Return Before Taxes	7.63%	11.13%

	1 Year	Since Inception (09/11/2017)
Cboe S&P 500® Dividend Aristocrats Target Income Index	7.75%	12.08%
S&P 500® Index	18.40%	15.48%

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

Cboe Vest Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in September 2017.

Howard Rubin, Managing Director of the Adviser, has served as a portfolio manager to the Fund since at least March 2018.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

21

FUND SUMMARY – Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Investment Objective

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Enhanced Growth Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Investor Class	Institutional Class	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)			Class R
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.27%	0.41%	0.24%	0.29%	0.00%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Shareholder Services Plan	0.02%	0.04%	0.16%	0.13%	None
Total Annual Fund Operating Expenses	1.32%	2.23%	1.43%	1.20%	0.78%
Fee Waivers and/or Expense Reimbursements(1)	-0.08%	-0.24%	-0.19%	-0.21%	-0.04%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.24%	1.99%	1.24%	0.99%	0.74%

(1)	Cboe Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2022 only by mutual written consent.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$694	$962	$1,250	$2,067
Class C	$202	$674	$1,173	$2,546
Investor Class	$126	$434	$764	$1,697
Institutional Class	$101	$360	$639	$1,436
Class Y	$76	$245	$429	$962

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate 124.54%.

Principal Investment Strategies

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPEN Index. The Fund effectively divides its portfolio into twelve segments (referred to herein as a tranche), and each tranche is invested in options that are tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN Index. Immediately following this section is information about the SPEN Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

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About the SPEN Index

The SPEN Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Enhanced Growth Index Monthly Series (the “EG Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Enhanced Growth Index January Series, the Cboe® S&P 500® Enhanced Growth Index February Series, . . .etc.). The SPEN Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 EG Index Monthly Series. The methodology for the SPEN Index, as well as each of the EG Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”). The value of the SPEN Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the EG Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Each of the EG Index Monthly Series measures the performance of a portfolio of exchange-traded FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of the month of the respective EG Index Monthly Series and, if held to the third Wednesday of the same month the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy for each EG Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the EG Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the EG Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the EG Index Monthly Series measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective EG Index Monthly Series and expire on the third Wednesday of the month the following year. The options are:

●	Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective EG Index Monthly Series.

●	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective EG Index Monthly Series.

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●	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

●	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPEN Index, which is a balanced index that is a composite of the 12 EG Index Monthly Series, will effectively be comprised of 48 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the EG Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the EG Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the EG Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) and that are designed to conform to the following performance targets:

●	If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the S&P 500® Index decreases over the tranche holding period, the tranche seeks to provide a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds (“ETFs”) that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index), shares of the Reference ETF, and fixed income securities issued by the U.S. Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

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Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN Index to seek to track, before fees and expenses, the performance of the SPEN Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive the cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive the cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver the cash value of the index, in case of index call option) at a certain defined price.

With respect to each tranche, the FLEX Options the Fund uses are designed to provide, on an annualized basis, two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. There is no guarantee that the Fund will provide such returns for any given period of time. Notwithstanding the design of the FLEX Options to provide two-to-one enhanced returns, the FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the S&P 500® Index only up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”) or will be covered by the shares of the Reference ETF held by the Fund. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options or shares of the Reference ETF, the Fund will not be in a net obligation position from the use of FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Index Limitations. The SPEN Index, as well as each of the EG Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPEN Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPEN Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN Index and each of the EG Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

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Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The SPEN Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

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Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. Each monthly tranche that is constructed within the Fund’s portfolio seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. Each tranche seeks to deliver the targeted enhanced upside participation in the predetermined price range based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year. For time periods other than from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year, the tranche could experience more than one-to-one losses in market declines.

The return of each monthly tranche is subject to a capped upside.   The target return for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the S&P 500® Index or Reference ETF.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

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The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index.  The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index or the Reference ETF.  The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index.  The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF closing value on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF.  The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF.  The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

●	Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

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●	Tracking Error. ETFs face index correlation risk which is the risk that the performance of an ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

●	Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

●	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

●	Discount. Shares of ETFs tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN Index, at times, the Fund may not have investment exposure to all securities in the SPEN Index, or its weighting of investment exposure to securities may be different from that of the SPEN Index. In addition, the Fund may invest in securities not included in the SPEN Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN Index, potentially resulting in the Fund being over- or underexposed to the SPEN Index, and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

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During the periods shown, the highest quarterly return was 21.69% (quarter ended June 30, 2020) and the lowest quarterly return was -20.17% (quarter ended March 31, 2020).

Average Annual Returns for The Period Ended December 31, 2020

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class A, Class C, Investor Class and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ.

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Institutional Shares	1 Year	Since Inception (12/21/2016)
Return Before Taxes	13.66%	12.91%
Return After Taxes on Distributions	13.66%	11.63%
Return After Taxes on Distributions and Sale of Fund Shares	8.09%	9.62%

Class A	1 Year	Since Inception (01/31/2017)
Return Before Taxes	12.25%	12.21%
Return Before Taxes with Maximum Sales Load of 5.75%	5.81%	10.53%

Class C	1 Year	Since Inception (07/24/2018)
Return Before Taxes	11.97%	10.39%

Investor Shares	1 Year	Since Inception (01/31/2017)
Return Before Taxes	13.43%	12.55%

Class Y Shares	1 Year	Since Inception (07/24/2018)
Return Before Taxes	13.87%	12.00%

	1 Year	Since Inception (12/21/2016)
Cboe S&P 500® Enhanced Growth Index Balanced Series	15.13%	14.29%
S&P 500® Index	18.40%	15.61%

Investment Adviser

Cboe Vest Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception in December 2016.

Howard Rubin, Managing Director of the Adviser, has served as a portfolio manager to the Fund since at least March 2018.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Funds on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the appropriate Fund, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235), by wire, or by calling the Funds toll free at 1-855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $1,000 for Class A shares, Class C shares, and Investor Class shares, $100,000 for Institutional Class shares, and $10,000,000 for Class Y shares. Subsequent investments must be in amounts of $100 or more for Class A shares, Class C shares, Investor Class shares and Institutional Class shares. There is no minimum subsequent investment amount for Class Y shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

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Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Cboe Vest S&P 500® Buffer Strategy Fund

The Cboe Vest S&P 500® Buffer Strategy Fund (the “Buffer Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (“SPRO Index”). The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Buffer Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

●	The return and volatility of the S&P 500® Index;

●	The dividend rate on the S&P 500® Index;

●	Interest rates;

●	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

To track the performance of the SPRO Index before fees and expenses, each of the 12 monthly tranches of the Buffer Fund will seek to track the corresponding Buffer Index Monthly Series. To implement this investment strategy for each monthly tranche, the Buffer Fund will invest directly in a portfolio of FLEX Options.

Each monthly tranche of the Buffer Fund currently may, under normal conditions, consist of four kinds of FLEX Options referred to as the Purchased Call Options, Written Call Options, Purchased Put Options, and Written Put Options (each of these is further described below), and shares of an exchange traded fund (“ETF”) that seeks to track the S&P 500® Index (“Reference ETF”). The Purchased Call Options and Purchased Put Options may be referred to as the “Purchased Options.”  The Written Put Options and Written Call Options may be referred to as the “Written Options.”  The Purchased Call Options and Written Call Options together may be referred to as the “Call Options.”  The Purchased Put Options and Written Put Options may be referred to as the “Put Options”.

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The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date.  FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.   FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.  Each option contract entitles the holder thereof (i.e. the purchaser of the option) to purchase (for the call options) or sell (for the put options) 100 shares of the Reference ETF at the strike price.

The Buffer Fund is designed so that any amount owed by the Fund on the Written Options will be covered by payouts at expiration from the Purchased Options or will be covered by the shares of the Reference ETF held by the Fund.  The Buffer Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options.  The OCC and the securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts.  Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options or will be covered by the shares of the Reference ETF held by the Fund, the Buffer Fund will not be required to post any additional collateral for the options. It is possible that applicable regulations governing the Buffer Fund’s utilization of the FLEX Options may change at some point in the future in which case the Fund will conform to such requirements and, accordingly, its obligations to cover its positions may change.

Purchased Call Options.  The “Purchased Call Options” are call options purchased by the Buffer Fund, each with a strike price lower than the “Initial Level,” which is the price of the S&P 500® Index (or the Reference ETF if the option is on the Reference ETF) on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option Strike Price”).  If the price of shares of the S&P 500® Index (or the Reference ETF if the option is on the Reference ETF) as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the Purchased Call Options will expire without a payment being made to the Buffer Fund (i.e. the Purchased Call Options will expire worthless).  If the Closing Value is greater than the Purchased Call Option Strike Price, then the Purchased Call Options collectively provide payment to be made to the Buffer Fund on the option expiration date corrected for any Corporate Actions.

Written Call Options.  The “Written Call Options” are call options written by the Buffer Fund each with a strike price higher than the Initial Level (“Written Call Option Strike Price”).  If the Closing Value is less than or equal to the Written Call Option Strike Price at the option expiration date, the Written Call Options will expire without a payment being made by the Buffer Fund.  If the Closing Value is greater than the Written Call Option Strike Price, then the Written Call Options collectively provide payment to be made by the Buffer Fund on the option expiration date corrected for any Corporate Actions.

Purchased Put Options.  The “Purchased Put Options” are put options purchased by the Buffer Fund each with a strike price higher than the Initial Level (“Purchased Put Option Strike Price”).  If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the Purchased Put Options will expire without a payment being made to the Buffer Fund (i.e. the Purchased Put Options will expire worthless).  If the Closing Value is less than the Purchased Put Option Strike Price, then the Purchased Put Options collectively provide payment to be made to the Buffer Fund on the option expiration date corrected for any Corporate Actions.

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Written Put Options.  The “Written Put Options” are put options written by the Buffer Fund each with a strike price lower than the Initial Level (“Written Put Option Strike Price”).  If the Closing Value is greater than or equal to the Written Put Option Strike Price at the option expiration date, the Written Put Options will expire without a payment being made by the Buffer Fund.  If the Closing Value is less than the Written Put Option Strike Price, then the Written Put Options collectively provide payment to be made by the Buffer Fund on the option expiration date corrected for any Corporate Actions.

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Aristocrats Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”). The Aristocrats Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Aristocrats Fund employs an investment approach designed to track the performance of the Cboe Aristocrats Index before fees and expenses. Unlike an “actively-managed” fund that utilizes active management investment strategies to meet its investment objective, the Aristocrats Fund employs a passive approach to investing that is designed to track the performance, before fees and expenses, of the Index. Under normal circumstances, at least 80% of the Aristocrats Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Aristocrats Fund employs various investment techniques that the Adviser believes should, in the aggregate, simulate the movement of the Cboe Aristocrats Index. The investment techniques utilized to simulate the movement of the Index are intended to enhance liquidity, maintain a tax-efficient portfolio and reduce transaction costs, while, at the same time, seeking to maintain high correlation with, and similar aggregate characteristics (e.g. with respect to equity funds, market capitalization and industry weightings) to the Cboe Aristocrats Index. For example, the Aristocrats Fund may invest in or gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics like those of the Index. Under certain circumstances, the Aristocrats Fund may invest in or obtain exposure to components not included in the Cboe Aristocrats Index or overweight or underweight certain components of the Index with the intent of obtaining exposure with aggregate characteristics like the Index, including, as applicable, the general credit profile of the Index. The Adviser does not invest the assets of the Aristocrats Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a security, instrument, or company, other than for cash management purposes, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Aristocrats Fund generally seeks to remain fully invested always in securities and/or financial instruments that, in combination, provide exposure to the Cboe Aristocrats Index without regard to market conditions, trends, direction, or the financial condition of an issuer.

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The Cboe Aristocrats Index, constructed and maintained by Cboe®, is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes:

●	buying an equally-weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and;

●	partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Cboe Aristocrats Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange-traded-call option on that stock. Each exchange-traded call option included in the Cboe Aristocrats Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Cboe Aristocrats Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Cboe Aristocrats Index is designed to vary the number of Call Options written over the Term such that the Stock Portfolio is partially overwritten with Call Options. The number of Call Options written is determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Cboe Aristocrats Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options, provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Cboe Aristocrats Index is published under the Bloomberg ticker symbol “SPAI”.

The Aristocrats Fund may sell European style FLEX Options. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

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Cboe Vest S&P 500® Enhanced Growth Strategy Fund

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Enhanced Growth Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (“SPEN Index”). The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Enhanced Growth Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

●	The return and volatility of the S&P 500® Index;

●	The dividend rate on the S&P 500® Index;

●	Interest rates;

●	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

To track the performance of the SPEN Index before fees and expenses, each of the 12 monthly tranches of the Enhanced Growth Fund will seek to track the corresponding EG Index Monthly Series. To implement this investment strategy for each monthly tranche, the Fund will invest directly in a portfolio of FLEX Options.

Each monthly tranche of the Enhanced Growth Fund currently may, under normal conditions, consist of three kinds of FLEX Options referred to as the Purchased Call Options A, Purchased Call Options B, Written Call Options (each of these is further described below), and shares of the Reference ETF. The Purchased Call Options A and Purchased Call Options B may be referred to as the “Purchased Options.”  The Written Call Options may be referred to as the “Written Options.”  The Purchased Call Options A, Purchased Call Options B and Written Call Options together may be referred to as the “Call Options.”

The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date.  FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.   FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e. American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.  Each option contract entitles the holder thereof (i.e. the purchaser of the option) to purchase (for the call options) 100 shares of the Reference ETF at the strike price.

The Enhanced Growth Fund is designed so that any amount owed by the Fund on the Written Options will be covered by payouts at expiration from the Purchased Options or will be covered by the shares of the Reference ETF held by the Fund.  The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options.  The OCC and the securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts.  Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options or will be covered by the shares of the Reference ETF held by the Fund, the Fund will not be required to post any additional collateral for the options. It is possible that applicable regulations governing the Fund’s utilization of the FLEX Options may change at some point in the future in which case the Fund will conform to such requirements and, accordingly, its obligations to cover its positions may change.

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Purchased Call Options A.  The “Purchased Call Options A” are call options purchased by the Enhanced Growth Fund, each with a strike price lower than the “Initial Level,” which is the price of the S&P 500® Index (or the Reference ETF if the option is on the Reference ETF) on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option A Strike Price”).  If the price of shares of the S&P 500® Index (or the Reference ETF if the option is on the Reference ETF) as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option A Strike Price at the option expiration date, the Purchased Call Options A will expire without a payment being made to the Fund (i.e. the Purchased Call Options A will expire worthless).  If the Closing Value is greater than the Purchased Call Option A Strike Price, then the Purchased Call Options A collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

Written Call Options.  The “Written Call Options” are call options written by the Enhanced Growth Fund each with a strike price higher than the Initial Level (“Written Call Option Strike Price”).  If the Closing Value is less than or equal to the Written Call Option Strike Price at the option expiration date, the Written Call Options will expire without a payment being made by the Fund.  If the Closing Value is greater than the Written Call Option Strike Price, then the Written Call Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

Purchased Call Options B.  The “Purchased Call Options B” are call options purchased by the Enhanced Growth Fund each with a strike price equal to Initial Level (“Purchased Call Option B Strike Price”).  If the Closing Value is greater than or equal to the Purchased Call Options B Strike Price at the option expiration date, the Purchased Call Options B will expire without a payment being made to the Fund (i.e. the Purchased Call Options B will expire worthless).  If the Closing Value is less than the Purchased Call Option B Strike Price, then the Purchased Call Options B collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

Buffer Fund and Enhanced Growth Fund

The Reference ETF and the S&P 500® Index.   Information regarding any ETF comes from such ETF’s filings with the Securities and Exchange Commission (the “SEC”). You are urged to refer to the SEC filings made by the issuer and to other publicly available information (e.g. the issuer’s annual report) to obtain an understanding of the issuer’s business and financial prospects. The summary information contained below is not designed to be, and should not be interpreted as, an effort to present information regarding the financial prospects of any issuer or any trends, events or other factors that may have a positive or negative influence on those prospects or as an endorsement of any particular issuer or ETF. The Funds have not undertaken any independent review or due diligence of the SEC filings of the issuer of any ETF or of any other publicly available information regarding such an issuer.

The ETFs will generally seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The S&P 500® Index is a stock market index based on the market capitalizations of 500 large companies. The S&P 500® Index is generally considered by many in the financial community to be one of the best representations of the U.S. stock market as a whole.

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The Funds are not sponsored, endorsed, sold or promoted by any ETF or any ETF’s investment adviser, nor have any such persons passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options.  No ETF or any investment adviser thereof has made any representations or warranties, express or implied, regarding the advisability of investing in the Funds, the FLEX Options or the results sought to be obtained by a Fund or the FLEX Options.  No ETF or any investment adviser thereof shall have any liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

The Funds are not sponsored, endorsed, sold or promoted by the S&P Dow Jones Indices, LLC a part of McGraw Hill Companies Financial (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of shares of the Funds, the FLEX Options, shares of any ETF that is a Reference ETF or any member of the public regarding the advisability of investing in securities generally or in such the Reference ETF, the FLEX Options or the Funds particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to any Reference ETF or Reference ETF’s adviser or its affiliates is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index, which is determined, composed and calculated by S&P without regard to any Reference ETF, any Reference ETF’s adviser or their affiliates or the Funds. S&P has no obligation to take the needs of any Reference ETF’s adviser, affiliates, the owners of shares of any Reference ETF, the FLEX Options or shares of the Funds into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of any Reference ETF, the FLEX Options or shares of the Funds, or the timing of the issuance or sale of such shares, FLEX Options or shares of the Funds or in the determination or calculation of the equation by which shares, FLEX Options or shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of any Reference ETF, the FLEX Options or shares of the Funds. S&P does not guarantee the accuracy or the completeness of the S&P 500® Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by any Reference ETF or its advisers or owners of shares of any Reference ETF, the FLEX Options or shares of the Funds or any other person or entity from the use of the S&P 500® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500® Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the S&P 500® Index or any data included therein, even if notified of the possibility of such damages.

Shares of any Reference ETF may be invested in directly without paying the fees and expenses associated with the Funds.  There are a variety of other investments available that track or reference the S&P 500® Index.

Tax Strategy. To the extent consistent with the primary objectives and other strategies of the Funds, the Adviser intends to minimize taxes by harvesting capital losses to minimize current year capital gains. In addition, where feasible, the Adviser will utilize options contracts that qualify as §1256 contracts, which are options contracts that are taxed at more preferable tax rate regardless of the length of the holding period. There is no assurance the Adviser can implement this tax strategy to reduce the tax burden for the shareholders.

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All Funds

Temporary Investments. To respond to adverse market, economic, political or other conditions, each Fund may invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities.  These short-term debt securities include but are not limited to: commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, including U.S. Treasury bills, and repurchase agreements.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When a Fund takes such a position, it may not achieve its investment objective.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Funds. Each Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that a Fund will meet its investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests directly or indirectly can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease. Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies and derivative securities.

References in the rest of this section to “the Fund” are to any one of the Funds referenced in the particular sub-section.

Buffer Fund and Enhanced Growth Fund

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index. The value of shares may be influenced by multiple factors, including, but not limited to:

●	The return and volatility of the S&P 500® Index;

●	The dividend rate on the S&P 500® Index;

●	Interest rates;

●	Economic, financial, political, regulatory, and other events that affect the S&P 500® Index and/or issuers of securities in the S&P 500® Index.

The Fund also might not perform as well as you expect.  This can happen for the following reasons:

Derivative Securities Risk. The Fund may invest in derivative securities, including options. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

●	the writer of an option may be assigned an exercise at any time during the option period;

●	disruptions in the markets for underlying instruments could result in losses for options investors;

●	imperfect or no correlation between the option and securities being hedged;

●	the insolvency of a broker could present risks for the broker’s customers; and

●	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

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Index Limitations. The SPRO Index and the SPEN Index, as well as each of the Buffer and EG Index Monthly Series (for purposes of this section, collectively the “Indexes”), are designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation model to calculate the value of portfolio FLEX Options that are constituents of the Indexes. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Indexes to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the Indexes do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes. In the construction of the Indexes, the options are assumed to be purchased and written at a certain price on the third Wednesday of the month. However, there is no guarantee that the Fund will be able to buy or sell options at this price, and investors attempting to replicate the Indexes should discuss with their brokers possible timing and liquidity issues. Transaction costs for a strategy that seeks to track such indexes could be significantly higher than transaction costs for a passive strategy of investing in Treasury bills.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF that tracks the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invest. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gain or losses depending on the holding period.

Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. ETFs are investment companies that are traded on stock exchanges similar to stocks. Typically, ETFs hold assets such as stocks, commodities or bonds, and track an index such as a stock or bond index. There is also the risk that the Fund may suffer losses due to the investment practices of the mutual funds and ETFs in which it invests. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the fund or index on which the ETF or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities and ETFs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

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In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities whose value depends generally on an issuer’s credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security’s credit rating declines, which can cause the price of fixed-income securities to go down.

Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

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The Fund’s investment strategy is designed to achieve its investment objective over a specific holding period.  The Fund’s investment strategy has been designed to deliver on its objective if the shares are bought and held for less than one year.  Prior to the end of a one year holding period, the value of the securities in the Fund could vary because of related factors other than the price of shares of the Reference ETF.  Certain related factors are interest rates, implied volatility levels of the Reference ETF, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference ETF, S&P 500® Index and securities comprising the S&P 500® Index.

Security prices will fluctuate.  The value of your investment may fall over time because the Fund is subject to market risk. Market risk is the possibility that, over short or long periods, prices of assets that may be held by the Fund will decline. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. An investment in the Fund represents an indirect investment in the FLEX Options.  The shares of the Fund at any point in time may be worth less than the original investment.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

Option Risk. Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index.  The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index or the Reference ETF.  The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or the Reference ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index.  The settlement value of the FLEX Options is based on the S&P 500® Index or the Reference ETF Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment.  The Fund does not provide principal protection and you may not receive a return of the capital you invest.

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The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date.  Prior to option expiration date, the value of the FLEX Options is determined based upon market quotations, the last asked or bid price in the over-the-counter market or using other recognized pricing methods. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF.  Factors that may influence the value of the FLEX Options are interest rate changes, implied volatility levels of the Reference ETF, S&P 500® Index and securities comprising the S&P 500® Index and implied dividend levels of the Reference ETF, S&P 500® Index and securities comprising the S&P 500® Index, among others.  The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which may be an ETF, will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

●	Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector. Maintaining investments in the securities regardless of market conditions of the performance of individual securities could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

●	Tracking Error. ETFs face index correlation risk which is the risk that the performance of an ETF will vary from the actual performance of the target index, known as “tracking error”. The performance of the Reference ETF may not replicate the performance of, and may underperform, the S&P 500® Index. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances. Because the return or loss on the FLEX Options references the price performance of the Reference ETF and not the S&P 500® Index, the return or loss on the FLEX Options and your investment in the Fund may be less than that of an alternative investment linked directly to the S&P 500® Index.

●	Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

●	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

●	Discount. Shares of ETFs tend to trade at a discount from their NAV.

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Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent.  No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Buffer Fund

The Fund’s return or loss is subject to a capped upside and partial downside protection.   The target return or loss for an investment in the Fund is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because the Fund’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund may be less than the performance of the S&P 500® Index or the Reference ETF.  The Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on the Fund’s purchasing shares on the third Wednesday of the month and holding until the third Wednesday of the same month the following year.  You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

Enhanced Growth Fund

The Fund return is subject to a cap.   The target return for each monthly tranche within the Fund’s portfolio is based on assumption of holding the tranche from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because the Fund’s return (or the return for one of the Monthly Funds as the case may be) will be capped, the return of the Fund may be less than the targeted two-to-one enhanced returns on the appreciation of the S&P 500® Index or the Reference ETF.  Each tranche’s ability to provide enhanced return and capped upside is dependent on the Fund’s investing in each tranche’s portfolio securities on the third Wednesday of the month and holding until the third Wednesday of the same month the following year.  You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the S&P 500® Index or the Reference ETF, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

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Aristocrats Fund

Call Options Risk. For a call option on a security, the option buyer has the right to purchase, and the option seller (or writer) has the obligation to sell, a specified security at a specified price (exercise price or strike price) on or before a specified date (option expiration date). Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. The Fund could experience a loss if derivatives do not perform as anticipated or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

For an index call option, the buyer has the right to receive from the seller a cash payment at the option expiration date equal to any positive difference between the value of the index at the contract expiration and exercise price. The buyer of a call option makes a cash payment (premium) to the seller of the option upon entering into the option contract.

●	Options Risk. Option transactions in which the Fund may engage involve the following risks:

○	the writer of an option may be assigned an exercise at expiration date of the option;

○	disruptions in the markets for underlying instruments could result in losses for options investors;

○	the insolvency of a broker could present risks for the broker’s customers;

○	market imposed restrictions may prohibit the exercise of certain options; and

○	the seller of an option is subject to the risk that the performance of its stock portfolio will vary from the performance of the underlying index and the purpose of purchasing the option will not be fully achieved.

●	Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Call Option Risk described above.

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Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. High portfolio turnover, which will not be reflected as operational costs of the Fund, may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Cboe Aristocrats Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of each Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Indexes do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

All Funds

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund. Because of this, greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index it is designed to track (solely for the purposes this paragraph, the “Index”). A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Funds, except for the Aristocrats Fund, attempt to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. The Aristocrats Fund will invest, under normal circumstances, at least 80% of its total assets in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this prospectus, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Fund’s investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Any suspension of trading in markets in which the Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

The outbreak could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt the ability of employees of the Fund’s service providers to perform critical tasks relating to the Fund. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

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MANAGEMENT

The Investment Adviser.

Cboe Vest Financial LLC (the “Adviser”), 1765 Greensboro Station Pl, 9th Floor, McLean, VA 22102, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of each Fund’s investment portfolio. The Adviser is responsible for selecting each Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser is designated as the investment adviser to the 3 funds in the Trust. The Adviser also serves as, and is designated as investments adviser to other institutions, sub-advised separately managed accounts and ETFs. As of February 19, 2021, the Adviser had approximately $2.4 billion in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999,999.99 $250,000,000 - $749,999,999.99 $750,000,000 - $1,499,999,999.99 $1,500,000,000 – $4,999,999,999.99 >$5,000,000,000	0.75% 0.65% 0.60% 0.55% 0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of each Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Funds offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The expense limitation agreement shall terminate automatically upon the termination of the Adviser’s Advisory Agreement with the Trust; provided, however, that the obligation of the Trust to reimburse the Adviser with respect to the Funds shall survive the termination of the expense limitation agreement unless the Trust and the Adviser agree otherwise.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds is available in the Funds’ annual report for the year ended October 31, 2019.

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The Portfolio Managers

The Funds are managed on a day-to-day basis by Karan Sood and Howard Rubin.

Mr. Sood has over ten years of experience in derivative based investment strategy design and trading. Mr. Sood joined the Adviser in 2012. Prior to joining the Adviser, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based ETFs. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Rubin has over twenty years of experience as a Portfolio Manager. Mr. Rubin joined the Adviser in 2017. Prior to joining the Adviser, Mr. Rubin has served as Director of Portfolio Management at ProShare Advisors LLC from December 2007 to September 2013. Mr. Rubin has also served as Senior Portfolio Manager of ProFund Advisors LLC since November 2004 and Portfolio Manager of ProFund Advisors LLC from April 2000 through November 2004. Mr. Rubin holds the Chartered Financial Analyst (CFA) designation. Mr. Rubin received a master’s degree in finance from George Washington University. He also holds a bachelor’s degree in economics from Wharton School of Finance, University of Pennsylvania.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

ADDITIONAL INFORMATION ABOUT OF THE ADVISER’S LICENSORS AND THE FUND’S METHODOLOGY

The SPRO Index , the Cboe Aristocrats Index, and the SPEN Index (collectively, for purposes of this section, the “Cboe Indexes”), and the methodology used to calculate them are the property of the Chicago Board Options Exchange, Incorporated (“Cboe®”).  Among other things, the methodology involves the S&P 500 Index.  S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Cboe® is a registered trademark of Cboe.  The Cboe Indexes, S&P and Cboe trademarks have been licensed for use by the Adviser, including for use by the Funds.  The Funds are not sponsored, endorsed, sold or promoted by Cboe and/or its affiliates (together, the “Cboe Group”) or S&P and/or its affiliates (together, the “S&P Group”).  While the Funds may be listed on an exchange that is an affiliate of Cboe, neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Funds.  Neither the Cboe Group nor the S&P Group guarantees the adequacy, accuracy, timeliness and/or completeness of the Cboe Indexes, S&P 500® Index, or any methodology or data related thereto, and neither the Cboe Group nor the S&P Group shall have any liability for any errors, omissions, or interruptions therein.  Neither the Cboe Group nor the S&P Group make any representation or warranty, express or implied, to the owners of shares of the Reference ETF or to any member of the public regarding the advisability of investing in any securities (such as FLEX options) or in the Reference ETF, or that the Cboe Indexes will track general stock market performance.  Indexes and trademarks owned and operated by S&P Dow Jones Indices, LLC (“SPDJI”) are licensed for use by the Cboe Group and the Adviser in connection with derivative indexes such as the Cboe Indexes and in connection with investment products such as the Reference ETF, and SPDJI receives a fee for such use.  Cboe will receive fees from the Reference ETF in connection with the Reference ETF’s investment in FLEX options and other securities purchased and sold on the Cboe Group exchanges, and for providing information used to value FLEX options held by the Funds.  The Cboe Indexes and S&P 500® Index are determined without regard to the Reference ETF, the Reference ETF adviser, and neither Cboe nor SPDJI have any obligation to take the needs of the Funds, the Reference ETF, the Adviser, the adviser of the Reference ETF, or the owners of shares the Funds or the Reference ETF into consideration in determining, composing or calculating Cboe Indexes or S&P 500® Index; the Cboe Indexes and S&P 500® Index are determined without regard to any such needs.  Neither the Cboe Group nor the S&P Group are responsible for or have participated in the determination of the prices or amount of shares of the Reference ETF, the timing of the issuance or sale of such shares of the Reference ETF, or the determination or calculation of the equation by which such shares are to be converted into cash, surrendered or redeemed, as the case may be.  Neither the Cboe Group nor the S&P Group have any obligation or liability in connection with the administration, marketing or trading of shares of the Reference ETF.  There is no assurance that the Reference ETF or any other investment products based on the Index Series will accurately track the performance of the Cboe Indexes or provide positive investment returns.  Neither the Cboe Group nor the S&P Group is an investment adviser.  Inclusion of a security within the Cboe Indexes or S&P 500® Index is not a recommendation by SPDJI or Cboe to buy, sell or hold such security, nor is it investment advice.

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NEITHER THE CBOE GROUP NOR THE S&P GROUP GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE CBOE INDEXES, S&P 500® INDEX, OR ANY METHODOLOGY OR DATA RELATED THERETO, OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATION) WITH RESPECT THERETO, AND NEITHER THE CBOE GROUP NOR THE S&P GROUP SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  NEITHER THE CBOE GROUP NOR THE S&P GROUP MAKE ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY, FITNESS FOR A PARTICULAR PURPOSE AND USE, AND AS TO RESULTS TO BE OBTAINED BY THE ADVISER, INVESTORS IN THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CBOE INDEXES, S&P 500® INDEX, OR ANY METHODOLOGY OR DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL THE CBOE GROUP OR THE S&P GROUP BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, OR LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P AND CBOE OR THE ADVISER, OTHER THAN THEIR RESPECTIVE AFFILIATES.

Additional information about the Cboe® Indexes, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at http://www.cboe.com.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

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Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for the Fund’s Class A, Class C and Investor Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to its principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares and 1.00% for Class C Shares. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Services Plan

The Funds have adopted a shareholder services plan with respect to their Class A, Class C, Investor and Institutional Class Shares. Under the shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the Investment Company Act of 1940, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

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Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of administrators, transfer agents, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR, and were previously available in reports on Form N-Q, filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Funds (a “Financial Intermediary” or, collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the NAV next determined upon receipt by the Funds’ transfer agent (see below) or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

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The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments. The minimum initial investment for Class A, Class C and Investor Class Shares is $1,000 and $100,000 for Institutional Class Shares. The minimum initial investment for Class Y Shares is $10,000,000, except there is no minimum initial investment for participants of employee benefit plans established under Section 401(a) (including a 401(k) plan), 403(b) or 457(b) of the Code, if the shares are held in an omnibus account on the Fund’s records and an unaffiliated third party provides administrative and/or other support services to the plan. Subsequent investments must be in amounts of $100 or more for Class A, Class C, Investor and Institutional Class Shares. There is no minimum subsequent investment amount for Class Y Shares. The Adviser may waive the minimum initial investment requirement in its sole discretion, for instances including but not limited to, purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates, purchases by entities affiliated with the Adviser or the Trust, and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept any order.

Financial advisers with clients holding accounts in Classes of the Funds with lower initial investment minimums may aggregate the value of those individual client accounts in order for each of those accounts to qualify for a Class with a higher investment minimum. Please contact the Adviser if you believe you qualify under these criteria.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases, this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Funds’ share class eligibility criteria. The Funds are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

➢	Name;

➢	Date of birth (for individuals);

➢	Residential or business street address (although post office boxes are still permitted for mailing); and

➢	Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Funds’ transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Funds at any time and in any amount by contacting your Financial Intermediary or by contacting the Funds by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper form.” The Transfer Agent will promptly notify you if your redemption request is not in proper form. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

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The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper form. Payment of redemption proceeds will be made promptly, as instructed by check, wire, or automated clearing house (ACH), but no later than the seventh calendar day following the receipt of the request in proper form. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Funds typically expect to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form: (i) for payment by check, the Funds typically expect to mail the check within two business days; and (ii) for payment by wire or ACH, the Funds typically expect to process the payment within two business days. Payment of redemption proceeds may take up to 7 days as permitted under the Investment Company Act of 1940. Under unusual circumstances as permitted by the, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if a Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Funds in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption by Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

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Redemption by Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Redemption by Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s NAV per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein a Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election. The Funds’ methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

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In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should such a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. As of the date of this prospectus, the Adviser is designated as the investment adviser to 3 funds in the Trust. The Adviser also serves as, and is designated as, investment adviser to other institutions, sub-advised separately managed accounts and ETFs.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

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How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 855-505-VEST (8378).

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Buffer Fund and the Enhanced Growth Fund. Dividends from net investment income and short-term capital gains, if any, are declared and paid monthly for the Dividend Aristocrats Fund. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

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Taxes. In general, the Funds’ distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Funds distribute are taxable to you as long-term capital gain, no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust (or any other fund) is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 24% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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Possible Tax Law Changes. At the time that this prospectus is being prepared, the coronavirus (COVID-19) is affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the applicable class of the Fund, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable class’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

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When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds offer investors five different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class A Shares

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

	Sales charge as a percentage of
Amount of purchase at the public offering price	Offering Price(1)	Net amount invested	Discount as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%

(1)       The term “Offering Price” includes the front-end sales charge.

Sales Charge Reductions and Waivers

To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund’s transfer agent or your Financial Intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your Financial Intermediary or the Funds’ Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Funds’ Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your Financial Intermediary or the Funds’ Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that Financial Intermediary and other Financial Intermediaries. Consult the Funds’ SAI for additional details.

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You can reduce your initial sales charge in the following ways:

Right of Accumulation. After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchase will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention. A reduced sales charge on Class A Shares of the Funds as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member. You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;

(2)	exchanges of a Fund’s shares for those of another fund of the Trust;

(3)	purchases of Fund shares made by current or former directors, officers or employees, or agents of the Trust, the Adviser, the Distributor, or affiliates of the Adviser, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by the Funds’ Distributor for its own investment account and for investment purposes only;

(5)	a “qualified institutional buyer,” as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the Investment Company Act of 1940, business development companies registered under the Investment Company Act of 1940, and small business investment companies;

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(6)	a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;

(7)	a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8)	investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9)	institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and “rabbi trusts”; and

(10)	the purchase of Fund shares, if available, through certain third-party fund “supermarkets.” Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Funds toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Funds’ Distributor.

Class C Shares

Class C Shares are offered with no front-end or contingent deferred sales charge and are subject to a Distribution (12b-1) and Service Fee as described above under “Rule 12b-1 Fees.”

Investor Class Shares

Investor Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

Institutional Class Shares

Institutional Class Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees.

Class Y Shares

Class Y Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 or Shareholder Services fees. Class Y Shares are distinguished from Institutional Class Shares in that they are offered without the imposition of a shareholder services plan fee and they are subject to a higher minimum investment threshold.

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FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Funds will assess a 2.00% redemption fee on Class A, Class C and Investor Class Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the applicable Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Funds reserve the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

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These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts may be more limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the Investment Company Act of 1940 that require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in each class of shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference into the SAI. Copies of the Annual Report and the SAI may be obtained at no charge by calling toll free 855-505-VEST (8378).

CBOE VEST S&P 500® BUFFER STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class A
					For the period July 24,
	For the years ended				2018* to
	October 31,				October 31,
	2020		2019		2018
Net asset value, beginning of period	$12.63		$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.10)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	0.83		1.06		(0.22)
Total from investment activities	0.73		1.04		(0.26)
Distributions
Net investment income	(0.07)		—		—
Net realized gain	(0.04)		—		—
Total distributions	(0.11)		—		—
Net asset value, end of period	$13.25		$12.63		$11.59
Total Return**	5.82%		8.97%		(2.19%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.23	%(3)	1.41	%(3)	2.24%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.20%
Net investment income (loss)	(0.78%)		(0.13%)		(1.18%)
Portfolio turnover rate**	120.89	%(4)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$2,727		$3,320		$15

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.22% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(4)	Significant increase in the portfolio turnover rate is due to ETF trading.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

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CBOE VEST S&P 500® BUFFER STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class C
					For the period July 24,
	For the years ended				2018* to
	October 31,				October 31,
	2020		2019		2018
Net asset value, beginning of period	$12.44		$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.20)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	0.82		1.04		(0.29)
Total from investment activities	0.62		0.94		(0.35)
Distributions
Net investment income	—	(4)	—		—
Net realized gain	(0.04)		—		—
Total distributions	(0.04)		—		—
Paid-in capital from redemption fees	—	(4)	—		—
Net asset value, end of period	$13.02		$12.44		$11.50
Total Return**	5.06%		8.17%		(2.95%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.03	%(3)	2.16	%(3)	3.53%
Expenses, net of waiver (Note 2)	1.96	%(3)	1.96	%(3)	1.95%
Net investment income (loss)	(1.59%)		(0.84%)		(1.93%)
Portfolio turnover rate**	120.89	%(5)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$3,269		$2,910		$81

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.02% and 1.95%, respectively for the year ended October 31, 2020 and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(4)	Less than $0.01 per share.

(5)	Significant increase in the portfolio turnover rate is due to ETF trading.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

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CBOE VEST S&P 500® BUFFER STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Investor Class
	For the year ended October 31,						For the Period December 7, 2016* to October 31,
	2020		2019		2018		2017
Net asset value, beginning of period	$12.58		$11.54		$11.18		$10.20
Investment activities
Net investment income (loss)(1)	(0.13)		(0.04)		(0.14)		(0.13)
Net realized and unrealized gain (loss) on investments	0.86		1.08		0.50		1.11
Total from investment activities	0.73		1.04		0.36		0.98
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.04)		—		—		—
Total distributions	(0.07)		—		—		—
Paid-in capital from redemption fees	—	(4)	—	(4)	—		—
	$13.24		$12.58		$11.54		$11.18
Net asset value, end of period
Total Return**	5.85%		9.01%		3.22%		9.61%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.43	%(5)	1.71	%(5)	2.20%		3.74%
Expenses, net of waiver (Note 2)	1.21	%(5)	1.20	%(5)	1.20%		1.38%
Net investment income (loss)	(1.00%)		(0.31%)		(1.17%)		(1.35%)
Portfolio turnover rate**	120.89	%(6)	1.61%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$19,570		$5,510		$8,880		$1,330

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)	Less than $0.01 per share.

(5)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.42% and 1.20%, respectively for the year ended October 31, 2020 and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(6)	Significant increase in the portfolio turnover rate is due to ETF trading.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

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CBOE VEST S&P 500® BUFFER STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Institutional Class
	For the year ended October 31,								For the period August 23, 2016* to October 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.68		$11.60		$11.21		$9.88		$10.00
Investment activities
Net investment income (loss)(1)	(0.09)		—	(4)	(0.11)		(0.11)		(0.02)
Net realized and unrealized gain (loss) on investments	0.85		1.08		0.50		1.44		(0.10)
Total from investment activities	0.76		1.08		0.39		1.33		(0.12)
Distributions
Net investment income	(0.09)		—		—		—		—
Net realized gain	(0.04)		—		—		—		—
Total distributions	(0.13)		—		—		—		—
	$13.31		$12.68		$11.60		$11.21		$9.88
Net asset value, end of period
Total Return**	6.03%		9.31%		3.48%		13.46%		(1.20%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.07	%(5)	1.28	%(5)	1.73%		3.27%		46.89%
Expenses, net of waiver (Note 2)	0.96	%(5)	0.96	%(5)	0.95%		1.08%		1.25%
Net investment income (loss)	(0.68%)		0.03%		(0.92%)		(1.05%)		(0.98%)
Portfolio turnover rate**	120.89	%(6)	1.61%		0.00	%(3)	0.00	%(2)	0.00	%(2)
Net assets, end of period (000’s)	$150,789		$64,605		$30,428		$10,614		$261

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)	Less than $0.01 per share.

(5)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.06% and 0.95%, respectively for the year ended October 31, 2020 and 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(6)	Significant increase in the portfolio turnover rate is due to ETF trading.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

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CBOE VEST S&P 500® BUFFER STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class Y
					For the period July 24,
	For the years ended				2018* to
	October 31,				October 31,
	2020		2019		2018
Net asset value, beginning of period	$12.71		$11.60		$11.85
Investment activities
Net investment income (loss)(1)	(0.05)		0.04		(0.02)
Net realized and unrealized gain (loss) on investments	0.84		1.07		(0.23)
Total from investment activities	0.79		1.11		(0.25)
Distributions
Net investment income	(0.10)		—		—
Net realized gain	(0.04)		—		—
Total distributions	(0.14)		—		—
Net asset value, end of period	$13.36		$12.71		$11.60
Total Return**	6.30%		9.57%		(2.11%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.97	%(3)	1.14	%(3)	1.25%
Expenses, net of waiver (Note 2)	0.71	%(3)	0.71	%(3)	0.71%
Net investment income (loss)	(0.41%)		0.34%		(0.69%)
Portfolio turnover rate**	120.89	%(5)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$59,125		$29,532		$1

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.96% and 0.70%, respectively for the year ended October 31, 2020 and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(4)	Less than $0.01 per share.

(5)	Significant increase in the portfolio turnover rate is due to ETF trading.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

74

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class A
						Period September 11, 2017* to
	For the year ended October 31,					October 31,
	2020		2019		2018	2017
Net asset value, beginning of period	$11.46		$10.36		$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.16		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.28)		1.45		0.40	0.23
Total from investment activities	(0.12)		1.59		0.54	0.24
Distributions
Net investment income	(0.13)		(0.16)		(0.12)	—
Net realized gain	(0.30)		(0.33)		(0.30)	—
Return of capital	(0.03)		—		—	—
Total distributions	(0.46)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—	(A)	—		—	—
Net asset value, end of period	$10.88		$11.46		$10.36	$10.24
Total Return**	(0.91%)		15.74%		5.29%	2.40%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.48	%(3)	1.65	%(3)	2.42%	2.97%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.44%		1.28%		1.35%	0.88%
Portfolio turnover rate**	169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$4,274		$4,568		$2,345	$833

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.47% and 1.20%, respectively for the year ended October 31, 2020 and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

(A)	Less than $0.01 per share

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

75

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class C
						Period September 11, 2017* to
	For the year ended October 31,					October 31,
	2020		2019		2018	2017
Net asset value, beginning of period	$11.42		$10.34		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.08		0.06		0.07	—
Net realized and unrealized gain (loss) on investments(2)	(0.28)		1.43		0.39	0.23
Total from investment activities	(0.20)		1.49		0.46	0.23
Distributions
Net investment income	(0.08)		(0.08)		(0.05)	—
Net realized gain	(0.30)		(0.33)		(0.30)	—
Return of capital	(0.02)		—		—	—
Total distributions	(0.39)		(0.41)		(0.35)	—
Net asset value, end of period	$10.83		$11.42		$10.34	$10.23
Total Return**	(1.70%)		14.71%		4.48%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.17	%(3)	2.35	%(3)	3.08%	2.23%
Expenses, net of waiver (Note 2)	1.96	%(3)	1.96	%(3)	1.95%	1.95%
Net investment income (loss)	0.71%		0.54%		0.63%	(0.27%)
Portfolio turnover rate**	169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$2,469		$1,699		$394	$238

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.16% and 1.95%, respectively for the year ended October 31, 2020 and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

76

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Investor Class
						Period September 11, 2017* to
	For the year ended October 31,					October 31,
	2020		2019		2018	2017
Net asset value, beginning of period	$11.45		$10.35		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.16		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.29)		1.45		0.40	0.22
Total from investment activities	(0.13)		1.59		0.54	0.23
Distributions
Net investment income	(0.13)		(0.16)		(0.12)	—
Net realized gain	(0.30)		(0.33)		(0.30)	—
Return of capital	(0.03)		—		—	—
Total distributions	(0.46)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—	(A)	—		—	—
Net asset value, end of period	$10.86		$11.45		$10.35	$10.23
Total Return**	(1.00%)		15.71%		5.28%	2.30%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.65	%(3)	1.81	%(3)	2.56%	2.69%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.44%		1.29%		1.32%	0.78%
Portfolio turnover rate**	169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$3,312		$3,676		$1,828	$197

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.64% and 1.20%, respectively for the year ended October 31, 2020 and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

(A)	Less than $0.01 per share

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

77

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Institutional Class
						Period September 11, 2017* to
	For the year ended October 31,					October 31,
	2020		2019		2018	2017
Net asset value, beginning of period	$11.47		$10.36		$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.18		0.17		0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.28)		1.45		0.40	0.24
Total from investment activities	(0.10)		1.62		0.56	0.25
Distributions
Net investment income	(0.16)		(0.18)		(0.15)	—
Net realized gain	(0.30)		(0.33)		(0.30)	—
Return of capital	(0.03)		—		—	—
Total distributions	(0.49)		(0.51)		(0.45)	—
Net asset value, end of period	$10.88		$11.47		$10.36	$10.25
Total Return**	(0.72%)		16.02%		5.45%	2.50%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.25	%(3)	1.40	%(3)	2.21%	2.89%
Expenses, net of waiver (Note 2)	0.96	%(3)	0.96	%(3)	0.95%	0.95%
Net investment income (loss)	1.67%		1.53%		1.55%	1.11%
Portfolio turnover rate**	169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$33,271		$50,376		$21,603	$5,572

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.24% and 0.95%, respectively for the year ended October 31, 2020 and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

*	Inception date

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

78

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class Y
					Period July 24,
	For the years ended				2018* to
	October 31,				October 31,
	2020		2019		2018
Net asset value, beginning of period	$11.48		$10.38		$10.65
Investment activities
Net investment income (loss)(1)	0.21		0.19		0.04
Net realized and unrealized gain (loss) on investments(2)	(0.27)		1.45		(0.18)
Total from investment activities	(0.06)		1.64		(0.14)
Distributions
Net investment income	(0.18)		(0.21)		(0.04)
Net realized gain	(0.30)		(0.33)		(0.09)
Return of capital	(0.03)		—		—
Total distributions	(0.51)		(0.54)		(0.13)
Net asset value, end of period	$10.91		$11.48		$10.38
Total Return**	(0.39%)		16.24%		(1.40%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.15	%(3)	1.34	%(3)	2.63	%(A)
Expenses, net of waiver (Note 2)	0.71	%(3)	0.70	%(3)	0.71%
Net investment income (loss)	1.94%		1.79%		1.55%
Portfolio turnover rate**	169.87%		185.19%		205.91%
Net assets, end of period (000’s)	$12,880		$12,940		$10,440

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.14% and 0.70%, respectively for the year ended October 31, 2020 and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

79

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class A
							Period January 31, 2017* to
	For the year ended October 31,						October 31,
	2020		2019		2018		2017
Net asset value, beginning of period	$12.87		$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	(0.03)		0.02		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	0.81		1.55		0.60		1.45
Total from investment activities	0.78		1.57		0.46		1.34
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Return of capital	—	(B)	—		—		—
Total distributions	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—		—	(B)	—		—
Net asset value, end of period	$12.74		$12.87		$11.92		$11.46
Total Return**	6.23%		14.56%		4.01%		13.24%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.29	%(A)	1.41	%(A)	1.59%		2.36%
Expenses, net of waiver (Note 2)	1.21	%(A)	1.21	%(A)	1.21%		1.39%
Net investment income (loss)	(0.25%)		0.13%		(1.21%)		(1.39%)
Portfolio turnover rate**	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$224		$375		$1		$1

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)	Significant increase in the portfolio turnover rate is due to ETF trading.

(A)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.28% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(B)	Less than $0.01 per share.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

80

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class C
				Period July 24,
	For the years ended			2018* to
	October 31,			October 31,
	2020		2019	2018
Net asset value, beginning of period	$12.82		$11.97	$12.44
Investment activities
Net investment income (loss)(1)	(0.06)		(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.70		1.52	(0.40)
Total from investment activities	0.64		1.47	(0.47)
Distributions
Net realized gain	(0.88)		(0.62)	—
Return of capital	—	(B)	—	—
Total distributions	(0.88)		(0.62)	—
Net asset value, end of period	$12.58		$12.82	$11.97
Total Return**	5.06%		13.62%	(3.78%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	2.20	%(A)	2.11%	2.94%
Expenses, net of waiver (Note 2)	1.96	%(A)	1.95%	1.98%
Net investment income (loss)	(0.50%)		(0.40%)	(2.00%)
Portfolio turnover rate**	124.54	%(3)	15.91%	0.00	%(2)
Net assets, end of period (000’s)	$1		$17	$1

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)	Significant increase in the portfolio turnover rate is due to ETF trading.

(A)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(B)	Less than $0.01 per share.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

81

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Institutional Class
							Period December 21, 2016* to
	For the year ended October 31,						October 31,
	2020		2019		2018		2017
Net asset value, beginning of period	$12.98		$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	(0.01)		0.03		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	0.86		1.57		0.61		1.61
Total from investment activities	0.85		1.60		0.50		1.50
Distributions
Net investment income	(0.06)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Return of capital	—	(B)	—		—		—
Total distributions	(0.94)		(0.62)		—		—
Paid-in capital from redemption fees	—		—	(B)	—		—
Net asset value, end of period	$12.89		$12.98		$12.00		$11.50
Total Return**	6.72%		14.71%		4.35%		15.00%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.17	%(A)	1.45	%(A)	1.75%		1.69%
Expenses, net of waiver (Note 2)	0.96	%(A)	0.96	%(A)	0.96%		1.13%
Net investment income (loss)	(0.09%)		0.26%		(0.96%)		(1.13%)
Portfolio turnover rate**	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$5,718		$7,247		$4,949		$5,164

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)	Significant increase in the portfolio turnover rate is due to ETF trading.

(A)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.16% and 0.95%, respectively for the year ended October 31, 2020 and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(B)	Less than $0.01 per share.

*	Inception date

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

82

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Investor Class
							Period January 31, 2017* to
	For the year ended October 31,						October 31,
	2020		2019		2018		2017
Net asset value, beginning of period	$12.89		$11.94		$11.47		$10.12
Investment activities
Net investment income (loss)(1)	(0.07)		—	(B)	(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	0.88		1.57		0.61		1.46
Total from investment activities	0.81		1.57		0.47		1.35
Distributions
Net investment income	(0.03)		—		—		—
Net realized gain	(0.88)		(0.62)		—		—
Return of capital	—	(B)	—		—		—
Total distributions	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—	(B)	—	(B)	—		—
Net asset value, end of period	$12.79		$12.89		$11.94		$11.47
Total Return**	6.46%		14.53%		4.10%		13.34%
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.40	%(A)	1.69	%(A)	2.06%		1.79%
Expenses, net of waiver (Note 2)	1.21	%(A)	1.21	%(A)	1.21%		1.36%
Net investment income (loss)	(0.55%)		(0.03%)		(1.21%)		(1.36%)
Portfolio turnover rate**	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$62,059		$33,492		$32,292		$32,995

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)	Significant increase in the portfolio turnover rate is due to ETF trading.

(A)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.39% and 1.20%, respectively for the year ended October 31, 2020 and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(B)	Less than $0.01 per share.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***	Ratio to average net assets have been annualized for periods less than one year.

83

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

Financial Highlights	Selected Per Share Data Throughout Each Period Class Y
					Period July 24,
	For the years ended				2018* to
	October 31,				October 31,
	2020		2019		2018
Net asset value, beginning of period	$13.02		$12.01		$12.44
Investment activities
Net investment income (loss)(1)	0.01		0.06		(0.03)
Net realized and unrealized gain (loss) on investments	0.88		1.57		(0.40)
Total from investment activities	0.89		1.63		(0.43)
Distributions
Net investment income	(0.08)		—		—
Net realized gain	(0.88)		(0.62)		—	(A)
Total distributions	(0.96)		(0.62)		—
Net asset value, end of period	$12.95		$13.02		$12.01
Total Return**	7.03%		14.97%		(3.46%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	0.73	%(B)	0.96	%(B)	1.60%
Expenses, net of waiver (Note 2)	0.71	%(B)	0.71	%(B)	0.73%
Net investment income (loss)	0.09%		0.47%		(0.76%)
Portfolio turnover rate**	124.54	%(3)	15.91%		0.00	%(2)
Net assets, end of period (000’s)	$1		$1		$1

(1)	Per share amounts calculated using the average number of shares outstanding during the period.

(2)	Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)	Significant increase in the portfolio turnover rate is due to ETF trading.

(A)	Less than $0.01 per share

(B)	Gross and net expense reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.72% and 0.70%, respectively for the year ended October 31, 2020 and 0.95% and 0.70%, respectively for the year ended October 31, 2019.

*	Inception date.

**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
***	Ratio to average net assets have been annualized for periods less than one year.

84

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

The Funds’ annual and semi-annual reports will contain more information about the Funds. The Funds’ annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated February 28, 2021, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling the Funds toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Funds’ website at www.cboevest.com/mutualfunds/. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-22172)

85

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2021

The Cboe Vest Family of Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

855-505-VEST (8378)

Cboe Vest S&P 500® Buffer Strategy Fund

Class A Shares (BUAGX)

Class C Shares (BUCGX)

Investor Class Shares (BUMGX)

Institutional Class Shares (BUIGX)

Class Y Shares (BUYGX)

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Class A Shares (KNGAX)

Class C Shares (KNGCX)

Investor Class Shares (KNGLX)

Institutional Class Shares (KNGIX)

Class Y Shares (KNGYX)

CboeVest S&P 500® Enhanced Growth Strategy Fund

Class A Shares (ENGAX)

Class C Shares (ENGCX)

Investor Class Shares (ENGLX)

Institutional Class Shares (ENGIX)

Class Y Shares (ENGYX)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses for the Cboe Vest Funds as they may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. This SAI incorporates by reference the Cboe Vest Funds’ Annual Report for the fiscal year ended October 31, 2020 and the Semiannual Report for the fiscal period ended April 30, 2020. You may obtain copies of the prospectus of the Funds, the SAI, the Annual Report and the Semiannual Report free of charge, by writing to World Funds Trust (the “Trust”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling 855-505-VEST (8378).

THE Cboe VEST FAMILY OF FUNDS

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Investment Adviser:

Cboe VestSM Financial LLC

1765 Greensboro Station Pl, 9th Floor

McLean, Virginia 22102

THE TRUST

General. World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other mutual funds of the Trust, other than the Funds, are described in separate prospectuses and statements of additional information.

The Funds. This SAI relates to: (i) Cboe Vest S&P 500® Buffer Strategy Fund (“Buffer Strategy Fund”), (ii) Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Enhanced Growth Strategy Fund”), and (iii) Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Dividend Aristocrats Fund”). The Buffer Strategy Fund, the Enhanced Growth Strategy Fund, and the Dividend Aristocrats Fund collectively may be referred to herein as the “Cboe Vest Funds” or the “Funds”. The Cboe Vest S&P 500® Buffer Strategy Fund was formerly known as the Cboe Vest S&P 500® Buffer Protect Strategy Fund.

This SAI should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “non-diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

Description of Multiple Classes of Shares. Each of the Funds are authorized to issue five classes of shares: (i) Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee; (ii) Class C Shares imposing no front-end sales charge, but charging a 1.00% 12b-1 fee; (iii) Investor Class Shares imposing no front-end or deferred sales charges and charging a 0.25% 12b-1 fee; (iv) Institutional Class Shares imposing no front-end or deferred sales charges and charging no 12b-1 fee; and (v) Class Y Shares imposing no front-end or deferred sales charges and charging no 12b-1 fee. Each of the foregoing classes of shares other than Class Y Shares is authorized to pay up to 0.25% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Funds’ investment adviser, Cboe VestSM Financial LLC (the “Adviser”), makes purchases and sales for the Funds’ portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

The Funds’ portfolio turnover rates for the periods indicated are:

Fiscal Year Ended	Buffer Strategy Fund	Enhanced Growth Fund	Dividend Aristocrats Fund
October 31, 2019	1.61%	15.91%	185.19%
October 31, 2020	120.89%	124.54%	169.87%

The significant increase in the portfolio turnover rates of the Buffer Strategy Fund and the Enhanced Growth Fund is due to increased trading in exchange-traded funds (“ETFs”) by each Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, each Fund may invest in any type of security whose characteristics are consistent with its investment programs described below. The Funds may invest in other investment companies and ETFs (defined below) (collectively “Underlying Funds”) – to the extent any of the investments or techniques are described, they may indicate the investments and techniques that the Funds generally will do directly or indirectly through investments in Underlying Funds.

Equity Securities. Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

United States Government Obligations. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities of Other Investment Companies. Each Fund’s investments in ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results. Generally, the Funds will not purchase securities of another investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. However, many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) to permit unaffiliated funds to invest in the ETFs’ shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. In the alternative, the Funds intend to rely on Rule 12d1-3 under the 1940 Act, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above. On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act which became effective January 19, 2021. Subject to certain conditions, Rule 12d1-4 provides an exemption to permit acquiring funds relying on the Rule to invest in other investment companies, including ETFs, in excess of the limits of section 12(d)(1), including those described above.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

Illiquid Securities. The Funds may hold up to 15% of their net assets in illiquid securities. For this purpose, the term “illiquid securities” means securities that the holder reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Illiquid securities include generally, among other things, certain written over-the-counter options and purchased dealer options securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Securities Options. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (the “OCC”). Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

Each Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Funds have purchased) expose the Funds to an obligation to another party. Each Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds’ assets as cover and/or to segregated accounts could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

Options on Futures Contracts. The Funds may purchase and sell options on the same types of futures in which they may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat dealer options as subject to the Funds’ limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change their treatment of such instruments accordingly.

Short Sales. The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of a Fund’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each of the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Funds’ prospectus and SAI, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of the Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.	May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing and circumstances where the Funds are required to “cover” their positions, if a percentage or rating restriction on investment or use of assets set forth herein or in the Funds’ prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, each Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of the Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The SEC has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares (the Funds are a series of the Trust) and to divide those series into separate classes. Class A, Class C, Class Y, Investor and Institutional Class Shares are separate classes of shares of the Funds. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Cboe Vest Financial LLC (the “Adviser”), 1765 Greensboro Station Pl, 9th Floor, McLean, Virginia 22102, is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company. As of February 19, 2021, the Adviser had approximately $2.414 billion in assets under management. First Trust Capital Partners, LLC is the controlling shareholder of the Adviser’s parent company, Cboe Vest Group Inc. (“CboeVG”), and effectively controls the Adviser.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.

For its services with respect to each of the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of shares), as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 - $249,999,999.99 $250,000,000 - $749,999,999.99 $750,000,000 - $1,499,999,999.99 $1,500,000,000 – $4,999,999,999.99 >$5,000,000,000	0.75% 0.65% 0.60% 0.55% 0.50%

The Adviser received the following fees for advisory services to the Funds for the fiscal year ended October 31, 2020:

Cboe Vest Fund:	Gross Advisory Fee	Waiver	Net Advisory Fee
Buffer Strategy Fund	$1,310,346	$264,305	$1,046,041
Dividend Aristocrats Fund	$475,985	$207,065	$268,920
Enhanced Growth Fund	$363,573	$94,509	$269,064

The Adviser retains the right to use the name “Cboe Vest” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Cboe Vest” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days’ written notice. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, fees payable pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees, expenses and extraordinary expenses and dividend expense on short sales) from exceeding the limits set forth below for each class of shares of the Funds until February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FUND	CLASS OF SHARES
	Investor Class, Institutional Class, Class A and Class C Shares	Class Y Shares
Buffer Strategy Fund	0.95%	0.70%
Enhanced Growth Strategy Fund	0.95%	0.70%
Dividend Aristocrats Fund	0.95%	0.70%

PORTFOLIO MANAGERS

Portfolio Managers. As described in the Funds’ prospectus, Messrs. Karan Sood and Howard Rubin serve as Portfolio Managers responsible for the day-to-day investment management of the Funds.

This section includes information about the Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is approximate as of October 31, 2020:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Karan Sood	18	$1,650	5	$87	0	0	0
Howard Rubin	18	$1,650	5	$87	0	0	0

Conflicts of Interests. Each Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Adviser. In addition to a base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser’s parent company, CboeVG.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in each Fund as of October 31, 2020.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds / Name of Fund
Karan Sood	$0 - $100,000 / Buffer Strategy Fund
Howard Rubin	None

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”, the “Administrator” or the “Transfer Agent”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as each Fund’s administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the period ended October 31, 2020:

Cboe Vest Fund:	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
Buffer Strategy Fund	$ 23,538	$ 57,621	$ 59,186
Dividend Aristocrats Fund	$ 11,035	$ 20,849	$ 21,388
Enhanced Growth Fund	$ 8,898	$ 16,074	$ 16,505

Custodian. Fifth Third Bank (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Funds’ assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of a Fund’s assets outside of the United States of America. The Delegate shall place and maintain a Fund’s assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that a Fund’s assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. First Dominion Capital Corp. (“FDCC” or the “Distributor”), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of Fund shares. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of FINRA. The offering of each Fund’s shares is continuous. The Distributor is entitled to a portion of the front-end sales charge on the sale of Class A Shares and may receive 12b-1 and Service Fees from the Funds, as described in the Funds’ prospectus and this SAI.

The Distributor received no compensation as a result of the sale of each Fund’s shares. For its underwriting services the Distributor may receive compensation from the Funds’ 12b-1 plans to the extent that such plans generate sufficient fees to compensate for these services; otherwise, the Adviser is responsible for payment for such underwriting services.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare each Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Index Provider. The Cboe® S&P 500® Buffer Index Series, The Cboe® S&P 500® Enhanced Growth Index Series and the Cboe® S&P 500® Dividend Aristocrats® Target Income Index (the “Index Series”) are based on Cboe methodologies, which are the property of Chicago Exchange, Incorporated (“Cboe®”), and have been licensed for use by the Adviser. Cboe is located at 400 South LaSalle Street, Chicago Illinois 60605. S&P® and Aristocrats® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Cboe® is a registered trademark of the Cboe. The Cboe methodologies and the trademarks have been licensed for use by the Adviser, including for use by the Buffer Strategy Fund, the Enhanced Growth Strategy Fund, and/or the Dividend Aristocrats Fund (collectively the “License Based Funds” solely for purposes of this section “Index Provider”), at no cost to the Funds as long as the Adviser serves as investment adviser to the License Based Funds.

The License Based Funds, which are based on the Index Series, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or Cboe. Neither S&P Dow Jones Indices nor Cboe make any representation or warranty, express or implied, to the owners of the License Based Funds or any member of the public regarding the advisability of investing in securities generally or in Funds particularly or the ability of the Index Series or the Cboe methodology to track general market performance. The only relationship of S&P Dow Jones Indices to the Adviser with respect to the Index Series is the licensing of certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The only relationship of Cboe to the Adviser with respect to the Index Series is the licensing of the Index Series, Cboe methodologies and certain trademarks, service marks and/or trade names of Cboe and/or its affiliates. The Index Series are determined, composed and calculated by Cboe without regard to the Adviser or the License Based Funds. S&P Dow Jones Indices and Cboe have no obligation to take the needs of the Adviser or the investors in the License Based Funds into consideration in determining, composing or calculating the Index Series. Neither S&P Dow Jones Indices nor Cboe are responsible for and neither have participated in the determination of the prices, and amount of the License Based Funds or the timing of the issuance or sale of the License Based Funds or in the determination or calculation of the equation by which any of the License Based Funds is to be converted into cash, surrendered or redeemed, as the case may be, except that Cboe may make algorithmically derived prices for FLEX Options available to the License Based Fund for use in the calculation of a Fund’s net asset value, at which the shares of the License Based Funds may be redeemed. S&P Dow Jones Indices and Cboe have no obligation or liability in connection with the administration, marketing or trading of the License Based Funds. There is no assurance that investment products based on the Index Series will accurately track index performance or provide positive investment returns. Neither S&P Dow Jones Indices LLC nor Cboe is an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Cboe to buy, sell, or hold such security, nor is it considered to be investment advice.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant since 1996 and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	24	Independent Trustee for the six series of the ETF Opportunities Trust (a registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), since 2008.	24	Independent Trustee for the six series of the ETF Opportunities Trust (a registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	24	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 12 series of that trust; and ETF Opportunities Trust for the six series of that Trust (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment management compliance and consulting) since March 2007.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus, LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the Funds’ most recent fiscal year ended October 31, 2020, the Audit Committee met seven times.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. For the Funds’ most recent fiscal year ended October 31, 2020, the Committee met one time.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis. For the Funds’ most recent fiscal year ended October 31, 2020, the Committee did not meet.

The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. For the Funds’ most recent fiscal year ended October 31, 2020, the Committee did not meet.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Each Trustee receives an annual retainer of $60,000, paid quarterly. Additionally, each Trustee receives a fee of $2,500 per special meeting attended. Compensation received from the Trust for the Funds’ fiscal year ended October 31, 2020 is as follows:

Name of Person / Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees (*)(1)
David J. Urban, Trustee	$ 6,378	$0	$0	$ 6,378
Mary Lou H. Ivey, Trustee	$ 6,378	$0	$0	$ 6,378
Theo H. Pitt, Jr., Trustee	$ 6,378	$0	$0	$ 6,378

*	Company does not pay deferred compensation.

(1)	The “Fund Complex” consists of the Funds.

Trustee Ownership of Fund Shares – The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2020, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of December 31, 2020, the Trustees and officers owned less than 1% of each Fund’s shares. As of January 31, 2021, the following persons were deemed to be control persons or principal shareholders of the Funds:

Names and Addresses	Percent of Class	Type of Ownership
Buffer Strategy Fund A Class
LPL Financial FBO Customer Accounts PO Box 509046 San Diego, CA 92150-9046	96.50%	Record
Buffer Strategy Fund C Class
LPL Financial FBO Customer Accounts PO Box 509046 San Diego, CA 92150-9046	99.66%	Record

Buffer Strategy Fund Institutional Class
LPL Financial FBO Customer Accounts PO Box 509046 San Diego, CA 92150-9046	51.99%	Record
TD Ameritrade Inc. FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	13.83%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	11.40%	Records
Buffer Strategy Fund Investor Class
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	64.19%	Record
Buffer Strategy Fund Y Class
TD Ameritrade Inc. FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	85.05%	Record
NFS LLC FEBO Fidelity Mgt Tr C/O TTEE Fidelity Retirement Savings Plan 1322 Cross Valley Dr Sugarland, TX 77479	9.27%	Record
Enhanced Growth Fund A Class
LPL Financial FBO Customer Accounts PO Box 509046 San Diego, CA 92150-9046	72.96%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 073999	26.19%	Record
Enhanced Growth Fund C Class
Cboe VEST Group Inc. 1765 Greensboro Station Place, 9th Floor McLean, Virginia 22102	100%	Record

Enhanced Growth Fund Institutional Class
National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	29.04%	Record
National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	18.64%	Record
TD Ameritrade Inc. FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	39.74%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	6.85%	Record
Enhanced Growth Fund Investor Class
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	67.49%	Record
Enhanced Growth Fund Class Y
Cboe VEST Group Inc. 1765 Greensboro Station Place, 9th Floor McLean, Virginia 22102	100.00%	Record
Dividend Aristocrat Fund A Class
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	96.42%	Record
Dividend Aristocrat Fund C Class
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	14.16%	Record
Wedbush Securities 1000 Wilshire Blvd. Los Angeles, CA 90017	7.45%	Record
Dividend Aristocrat Fund Institutional Class
LPL Financial FBO Customer Accounts PO Box 509046 San Diego, CA 92150-9046	61.70%	Record
TD Ameritrade Inc. FBO Our Customers PO Box 2226 Omaha, NE 68103-2226	26.68%	Record

Dividend Aristocrat Fund Investor Class
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105	88.49%	Record
Dividend Aristocrat Fund Y Class
NFS LLC FEBO Fidelity Management Trust Co. TTEE Fidelity Retirement Saving Place 1322 Cross Valley Drive Sugarland, TX 77479	97.99%	Record

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Administrator, market prices for securities held by the Funds, including FLEX options, are generally provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. Options pricing, including FLEX Options, may also be obtained through other services offered by Cboe or a Cboe affiliate. These other pricing services may include algorithmically derived prices and therefore would also not be reflective of actual prices, bids or offers posted in any market. These other pricing services may be provided by Cboe or a Cboe affiliate through an independent third-party pricing agent or directly to the Administrator. All valuations provided to the Administrator are reviewed daily by the Administrator. Third-party independent pricing agents as well as any services offered by Cboe or a Cboe affiliate are generally paid services. As a result, all or a portion of the fees that are paid by the Funds for these pricing services may be paid to Cboe (either directly or indirectly through an independent third-party).

DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of a Fund’s shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Statement of Intention. The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the Funds’ prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser.  The Statement of Intention is not a binding obligation to purchase the indicated amount.  Class A Shares equal to 4.50% (declining to 0.00% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time.  If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month’s investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Dealer Reallowances. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the Funds’ prospectus. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

Dealer Reallowance as a Percentage of Offering Price for Class A Shares
Less than $50,000	$50,000 but less than $100,000	$100,000 but less than $250,000	$250,000 but less than $500,000	$500,000 but less than $1,000,000	$1,000,000 and over
5.00%	3.75%	2.75%	2.00%	1.75%	None

Plan of Distribution. The Funds have adopted a Distribution and Service Plan (the “Plan”) for their Class A Shares, Class C Shares, and Investor Class Shares under which they may finance certain activities primarily intended to sell such classes of shares. The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

The Plan provides that the Funds will pay a fee at an annual rate of 0.25% of the average daily net assets attributable to the Funds’ outstanding Class A Shares and Investor Class Shares and at an annual rate of 1.00% of the average daily net assets attributable to the Funds’ Class C Shares, in consideration for distribution and other services, which are described more fully below. The fee is generally paid to FDCC as compensation for distribution-related activities although the Funds may pay the fee directly to Financial Intermediaries (see “Additional Payments to Financial Intermediaries” below.

As noted above, payments for distribution expenses under the Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by the Trust.” Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs which shares of the Funds may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement (the “12b-1 Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust understands that Financial Intermediaries may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Financial Intermediaries (see “Additional Payments to Financial Intermediaries” below). Any such fees would be in addition to any amounts which may be received by an institution under the Plan.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit each Fund. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes’ outstanding shares of the Fund. Any agreement entered into pursuant to the Plan with a Financial Intermediary is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes’ outstanding shares of the Funds, by FDCC or by the Financial Intermediary. An agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

The Plan provides that expenditures may include, without limitation: (a) payments to the Distributor and to securities dealers and others in respect of the sale of shares of the Funds; (b) payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares of the Funds or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the shares of the Funds, and providing such other shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Funds, forwarding communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Funds or their service providers; (c) formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparation, printing and distribution of sales literature; (e) preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; (f) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (g) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable.

For the fiscal years ended October 31, 2020, the Funds accrued the following 12b-1 expenses:

Cboe Vest Fund:	Investor Class	Class A	Class C
Buffer Strategy Fund	$ 29,743	$ 6,635	$ 29,934
Dividend Aristocrats Fund	$ 8,941	$ 11,457	$ 22,167
Enhanced Growth Fund	$ 103,034	$ 602	$ 93

The amounts noted in the table above were allocated as payments to dealers, reimbursements to the Adviser for omnibus account payments, and for other eligible expenses.

Shareholder Services Plan. The Funds have adopted a shareholder services plan on behalf of its Investor Class Shares, Class A Shares and Class C Shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the fiscal year ended October 31, 2020, the Funds accrued the following shareholder service expenses:

Cboe Vest Fund:	Investor Class	Institutional Class	Class A	Class C
Buffer Strategy Fund	$ 23,775	$ 103,710	$ 294	$ 1,694
Dividend Aristocrats Fund	$ 8,491	$ 42,334	$ 3,476	$ 353
Enhanced Growth Fund	$ 66,016	$ 9,268	$ 22	$ 13

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares. You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the net asset value next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Trust reserves the right to reject any purchase order and to suspend the offering of shares. The Adviser may waive the minimum initial investment requirement in its sole discretion, for instances including but not limited to, purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates, purchases by entities affiliated with the Adviser or the Trust, and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. If you request the exchange of the total value of your account from one Fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is a Fund’s general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund’s investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form. See below for additional information on the Funds’ Exchange Privilege.

Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan’s inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Funds’ procedure is to redeem shares at the net asset value next determined after the Transfer Agent receives the redemption request in proper form. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper form. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Funds are not reasonably practicable.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or the Distributor and their respective affiliates may, out of their own resources and without additional cost to the Funds or their shareholders, make payments (sometimes referred to as “revenue sharing”) to solicitors, brokers, dealers, and/or other financial intermediaries (collectively, referred to herein as “Financial Intermediaries”). These payments may be in addition to payments made by the Funds to the Financial Intermediary under the Funds’ Rule 12b-1 Plans and other shareholder servicing plans.

SHAREHOLDER SERVICES

As described briefly in the prospectus, the Funds offer the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the Funds’ prospectus to open your account.

Telephone Transactions. A shareholder may redeem shares or transfer into another Fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Funds from unauthorized transactions.

Automatic Investment Plan. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Funds. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans. Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

1.      Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Funds as the funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2.      Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Funds at 855-505-VEST (8378). Each plan’s custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, shareholders may exchange their shares for shares of any other series of the Trust managed by the Adviser, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence.  Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund’s net asset value per share (usually at the close of business on the same day). The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as RICs under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

The Funds intend to invest in ETFs that are taxable as RICs under the Internal Revenue Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Internal Revenue Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described below.

If a RIC fails this 90% source-of-income test, as long as such failure was due to reasonable cause and not willful neglect, it is no longer subject to a 21% penalty. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Funds qualify as a RIC and distribute to their shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Funds will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of capital gain dividends. If the Funds use net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce a Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Funds then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Funds. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Funds are unable to satisfy the 90% distribution requirement or otherwise fail to qualify as a RIC in any year, they will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2013, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Funds failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Funds would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Funds failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Funds made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As RICs, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Funds may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Funds on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Funds will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares, such as exchanges, of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Funds are properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Funds generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2013, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Funds may constitute a “straddle” for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Funds may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Funds) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in a Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Funds should recognize market discount on a debt obligation, and if so, what amount of market discount the Funds should recognize. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Funds may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Funds if shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Funds recognize “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds a Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Funds that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Funds that recognize “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made.

CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The ETFs in which the Funds invest may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Funds invest is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Funds, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Funds satisfy this requirement or if they meet certain other requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Funds should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations.

Foreign Shareholders. Capital gain dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than capital gain dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Funds invest in an underlying fund that pays such distributions to the Funds, such distributions retain their character as not subject to withholding if properly reported when paid by the Funds to foreign persons.

The Funds are permitted to report such part of their dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Funds report all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Funds or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Funds to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or real estate investment trust (“REIT”) that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of a Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2013. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Funds after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., capital gain dividends, short-term capital gain dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Funds with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Funds require to comply with the new rules. Persons investing in the Funds through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Funds.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

Possible Tax Law Changes. At the time that this SAI is being prepared, the coronavirus (COVID-19) is affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers”. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year. As of October 31, 2020, the Funds did not hold any securities of their regular brokers and dealers.

Allocation. When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

The aggregate amount of brokerage commissions paid for the fiscal year ended October 31 for each Fund is shown below:

Fund	Brokerage Commissions
	2018	2019	2020
Buffer Strategy Fund	$18,829	$31,684	$104,797
Dividend Aristrocrats Fund	$14,661	$24,156	$21,089
Enhanced Growth Fund	$32,563	$13,908	$37,288

The increase in the amount of brokerage commssions paid by the Buffer Strategy Fund from the fiscal year ended October 31, 2019 to is due to increased trading in ETFs by the Fund.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each series of the Trust. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Funds and the Funds’ shareholders. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to publicly file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter.

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants and other service providers assisting with materials utilized in the Board’s 15c process, that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1.	to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;

2.	research companies that allow the Adviser to perform attribution analysis for the Fund; and

3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the

Fund investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. Additionally, the Adviser may disclose periodically on the Funds’ website for each of the Buffer Fund, and Enhanced Growth Fund, the most recent portfolio holdings when the options belonging to a certain tranche have just expired and are being rolled into a new annual tranche, with such disclosure occurring for a few days before or after such period. Further, regarding the Dividend Aristocrats Fund, the Adviser may disclose periodically on that Fund’s website historical data, including portfolio holdings statistics, data regarding the average percentage overwrite for that Fund and premium income collected for the prior month. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end or the expiry of a set of options holdings of the Fund or a few days before or after such period. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with trading involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund and its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third-party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are authorized to issue five classes of shares: Class A shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee, Class C shares imposing no front-end or deferred sales charges, and charging a 1.00% 12b-1 and service fee, Investor Class shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee, Institutional Class shares imposing no front-end or deferred sales charges and no 12b-1 fee, and Class Y shares imposing no front-end or deferred sales charges, no 12b-1 fee and no fees for shareholder services to third parties. The Class A, Class C, Investor Class and Institutional Class shares of each Fund are authorized to pay up to 0.25% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Funds’ prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 855-505-VEST (8378) or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235; and (2) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL INFORMATION

The Annual Report for the fiscal year ended October 31, 2020 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Funds included in the Annual Report have been audited by the Funds’ independent registered public accounting firm, Cohen & Company, Ltd., whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in the Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. You may request a copy of the annual and semi-annual reports for the Funds, once available, at no charge by contacting the Funds at:

The Cboe Vest Family of Funds

c/o World Funds Trust

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 855-505-VEST (8378)

EXHIBIT A

Proxy Voting Policy

of Cboe Vest Financial, LLC, the (“Firm”)

The Firm reserves the right to deviate from the general provisions contained within any part of this policy, including the separate proxy voting guidelines, and to vote for or against any issue regardless of the nature of the issue, if by doing so the Firm protects its client’s and shareholder’s interest and value.

The Firm has contracted with a third-party vendor of proxy voting services. We utilize ISS and their proprietary service, Proxy Exchange. Proxy Exchange provides voting services including voting recommendations. The Firm utilizes proxy voting guidelines developed by ISS which it has reviewed and which it deems to be the most consistent and compatible with its strategy and in providing shareholder value. It will generally be the responsibility of the Firm to vote all proxies, where authorized. It is contemplated that the Firm will be active in all proxy voting issues, however, there may be occasions when a vote is missed by Firm personnel. In the event a vote is missed by Firm personnel, for any reason, that vote will be automatically cast in accordance with the Firm’s previously authorized proxy voting guidelines it has chosen and has provided to Proxy Exchange.

The Firm’s separate proxy voting guidelines are available upon request.

Voting Procedures

The voting recommendations are provided by Proxy Exchange for each meeting. Internally, the Firm provides oversight of the proxy voting process. The Firm through a Portfolio Manager or other designated person will review the proxy vote statements and recommendations. In the event a vote is inadvertently missed, the ballot will be cast automatically in accordance with our proxy voting guidelines. A record will be made and maintained of all votes.

The Firm may abstain from voting a proxy if it concludes that the effect on the client’s or shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant. The Firm may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings.

Conflicts of Interest

Any conflict of interest will be resolved in the best interests of the Firm’s clients and fund shareholders. In the event a material conflict of interest is identified or believed to exist, the Firm may choose to defer to the voting recommendation of its third-party vendor’s voting recommendations.

The Firm shall also maintain records of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

Proxy Vote Record Retention

The Firm shall maintain records of proxies voted in accordance with Section 204-2 of the Act, including proxy statements, and a record of each vote cast. The Firm shall also keep a copy of its policies and procedures and each written request from a client for proxy voting records and the Firm’s written response to any client request, either written or oral, for such records. Proxy voting records filed via EDGAR shall be considered maintained by the Firm. All proxy voting records are to be retained for five years, with the first two years in the offices of the Firm. All records may be maintained electronically.

Form N-PX Filing Logistics

The Firm is responsible for ensuring that the third-party proxy vote service maintains the complete proxy log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of the Firm’s Fund:

●	the name of the issuer;

●	the exchange ticker symbol, if available;

●	the CUSIP number, if available;

●	the shareholder meeting date;

●	a brief identification of the matter voted on;

●	whether the matter was proposed by the issuer or a security holder;

●	whether the Firm cast its vote on the matter;

●	how the Firm cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and

●	whether the Firm cast its vote for or against management.

The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will submit the filings in a timely manner.

EXHIBIT B

World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser, or the investment sub-adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

Adopted: November 26, 2013

Last Amended: February 20, 2019

Exhibit C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted: August 2, 2013

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

61

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007 and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(d)(4)	Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM MicroCap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(d)(5)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Core Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(6)	Investment Advisory Agreement between the Registrant and Mission Institutional Advisors, LLC dba Mission Funds Advisers with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(d)(7)	Investment Sub-Advisory Agreement between Mission Institutional Advisors, LLC and Auour Investment, LLC with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(d)(8)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value-Opportunity Fund and the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(d)(9)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(d)(10)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(d)(11)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(12)	Amended Investment Advisory Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund. (collectively the “Cboe Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 355 on Form N-1A filed on February 28, 2020.

(d)(13)	Investment Advisory Agreement between the Registrant and Systelligence, LLC with respect to The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“collectively “The E-Valuator Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(d)(14)	Amended Investment Advisory Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM U.S Managed Accumulation Fund, SIM Global Managed Accumulation Fund and SIM Income Fund (“the SIM Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(d)(15)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(16)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(17)	Interim Investment Advisory Agreement between the Registrant and Third Avenue Management Services Group, LLC with respect to the Third Avenue Real Estate Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(d)(18)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(e)(1)	Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(e)(2)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Union Street Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 208 on Form N-1A filed on January 30, 2017.

(e)(3)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 207 on Form N-1A filed on January 30, 2017.

(e)(4)	Schedule A to the Principal Underwriter Agreement dated August 29, 2019 between the Registrant and First Dominion Capital Corp. with respect to the Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(e)(5)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(e)(6)	Amended Schedule A dated November 14, 2017 to the Principal Underwriter Agreement between the Registrant and First Dominion Capital Corp. with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(e)(7)	Schedule A to the Principal Underwriter Agreement dated February 18, 2016 between the Registrant and First Dominion Capital Corp. with respect to the REMS International Real Estate Value-Opportunity Fund, the REMS Real Estate Income 50/50 Fund and the REMS Real Estate Value-Opportunity Fund (collectively the “REMS Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on April 29, 2016.

(e)(8)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (collectively the “DGHM Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(e)(9)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(e)(10)	Schedule A to the Principal Underwriter Agreement dated August 24, 2016 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest Enhanced Growth Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(e)(11)	Amended Principal Underwriter Agreement dated July 14, 2017 between the Registrant and First Dominion Capital Corp with respect to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(e)(12)	Schedule A to the Principal Underwriter Agreement dated April 21, 2016 between the Registrant and First Dominion Capital Corp with respect to The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(e)(13)	Principal Underwriter Agreement dated August 31, 2019 between the Registrant and First Dominion Capital Corp with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(e)(14)	Amended Principal Underwriter Agreement dated May 16, 2018 between the Registrant and First Dominion Capital Corp with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(e)(15)	Schedule A to the Principal Underwriter Agreement dated February 20, 2019 between the Registrant and First Dominion Capital Corp. with respect to the OTG Latin American Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(e)(16)	Schedule A to the Principal Underwriter Agreement dated February 20, 2019 between the Registrant and First Dominion Capital Corp. with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(e)(17)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC (To be Filed by Amendment).

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(g)(5)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(6)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(g)(7)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(g)(8)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(h)(2)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(h)(4)	Fund Services Agreement dated September 20, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(h)(5)	Fund Services Agreement dated January 1, 2016 and Amended March 1, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REMS Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(h)(6)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(7)	Amended Fund Services Agreement dated March 1, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 224 on Form N-1A filed on June 28, 2017.

(h)(8)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(h)(9)	Exhibit A to the Fund Services Agreement dated August 24, 2016 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(10)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(11)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 342 on Form N-1A filed on June 28, 2019.

(h)(12)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(13)	Fund Services Agreement dated April 24, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(h)(14)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(15)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(16)	Amended and Restated Schedule A dated October 31, 2014 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(h)(17)	Amended and Restated Schedule A dated February 29, 2016 to the Accounting Services Agreement between the Registrant and UMB Fund Services, Inc. with respect to OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(h)(18)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(h)(19)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(h)(20)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(h)(21)	Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(h)(22)	Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Income 50/50 Fund, REMS Real Estate Value-Opportunity Fund and REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 358 on Form N-1A filed on April 29, 2020.

(h)(23)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(24)	Expense Limitation Agreement between the Registrant and Mission Institutional Advisors, LLC with respect to the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(h)(25)	Expense Limitation Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(h)(26)	Amended Expense Limitation Agreement between the Registrant and Systelligence, LLC, with respect to The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(h)(27)	Amended Expense Limitation Agreement between the Registrant and Secure Investment Management, LLC, with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(h)(28)	Expense Limitation Agreement between the Registrant and Strategic Asset
Management, Ltd. with respect to the OTG Latin America is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(h)(29)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 364 on Form N-1A filed on July 29, 2020.

(h)(30)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(h)(31)	Interim Expense Limitation Agreement between the Registrant and Third Avenue Management LLC with respect to the Third Avenue International Real Estate Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(h)(32)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund (To be Filed by Amendment)

(h)(33)	Shareholder Services Plan, dated August 2, 2013 as amended April 21, 2016, with respect to Investor Class Shares of the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(h)(34)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(35)	Shareholder Services Plan, dated April 21, 2016, with respect to the Cboe Vest Family of Funds Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(h)(36)	Shareholder Services Plan, dated August 24, 2016, with respect to the Cboe Vest Enhanced Growth Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(37)	Amended Shareholder Services Plan, dated July 14, 2017, with respect to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares, Class C Shares, Institutional and Investor Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(38)	Amended Shareholder Services Plan with respect to the REMS Real Estate Income 50/50 Fund, REMS Real Estate Value-Opportunity Fund and the REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 225 on Form N-1A filed on June 30, 2017.

(h)(39)	Amended Shareholder Services Plan with respect to The E-Valuator Funds is herein incorporated by reference form the Registrant’s Post-Effective Amendment No. 376 on Form N-1A on January 28, 2021.

(h)(40)	Shareholder Services Plan, dated September 20, 2017, with respect to the Mission-Auour Risk-Managed Global Equity Fund Class A Shares, Institutional Shares and Investor Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(h)(41)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(42)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares (To be Filed by Amendment).

(h)(43)	Administrative Services Agreement dated April 18, 2018, with respect to the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 306 on Form N-1A filed on July 30, 2018.

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(i)(5)	Opinion and Consent of Legal Counsel for DGHM V2000 Small Cap Value Fund, is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(6)	Consent of Legal Counsel for DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(i)(7)	Opinion and Consent of Legal Counsel for DGHM MicroCap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(i)(8)	Consent of Legal Counsel for Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(9)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(10)	Opinion of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(11)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(i)(12)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(i)(13)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(i)(14)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(15)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 369 on Form N-1A filed on August 28, 2020.

(i)(16)	Consent of Legal Counsel for the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(i)(17)	Opinion and Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(18)	Opinion and Consent of Legal Counsel for REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(i)(19)	Opinion of Legal Counsel for REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed on January 28, 2015.

(i)(20)	Opinion and Consent of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 28, 2014.

(i)(21)	Opinion of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed on January 28, 2015.

(i)(22)	Consent of Legal Counsel for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 358 on Form N-1A filed on April 29, 2020.

(i)(23)	Opinion of Legal Counsel for the REMS Real Estate Value-Opportunity Fund (Filed herewith).

(i)(24)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(i)(25)	Consent of Legal Counsel for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(i)(26)	Opinion and Consent of Legal Counsel for Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(i)(27)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(i)(28)	Opinion and Consent of Legal Counsel for Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(i)(29)	Consent of Legal Counsel for the Cboe Vest Family of Funds (Filed herewith).

(i)(30)	Opinion and Consent of Legal Counsel for Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(i)(31)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(i)(32)	Opinion and Consent of Legal Counsel for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(i)(33)	Consent of Legal Counsel for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 376 on Form N-1A filed on January 28, 2021.

(i)(34)	Opinion and Consent of Legal Counsel for the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 292 on Form N-1A filed on April 18, 2018.

(i)(35)	Consent of Legal Counsel for SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(i)(36)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.

(i)(37)	Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(i)(38)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(i)(39)	Consent of Legal Counsel for the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 364 on Form N-1A filed on July 29, 2020.

(i)(40)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(j)(1)	Consent of Independent Public Accountants for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 375 on Form N-1A filed on January 28, 2021.

(j)(2)	Consent of Independent Public Accountants for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(j)(3)	Consent of Independent Public Accountants for DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(j)(4)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(j)(5)	Consent of Independent Certified Public Accountants, Grant Thornton LLP for the DGHM MicroCap, G.P. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 224 on Form N-1A filed on June 28, 2017.

(j)(6)	Consent of Independent Public Accountants for REMS International Real Estate Value-Opportunity Fund, REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 358 on Form N-1A filed on April 29, 2020.

(j)(7)	Consent of Independent Registered Public Accounting Firm for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(j)(8)	Consent of Independent Registered Public Accounting firm for the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(j)(9)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(j)(10)	Consent of Independent Registered Public Accounting firm for the Cboe Vest Family of Funds (Filed herewith).

(j)(11)	Consent of Independent Registered Public Accounting firm for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 376 on Form N-1A filed on January 28, 2021.

(j)(12)	Consent of Independent Registered Public Accounting firm for SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(j)(13)	Consent of Independent Registered Public Accounting firm for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(j)(14)	Consent of Independent Registered Public Accounting firm for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 364 on Form N-1A filed on July 29, 2020.

(j)(15)	Consent of Independent Registered Public Accounting firm for the Philotimo Focused Growth and Income Fund (To be Filed by Amendment).

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(m)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1 for the Investor Class Shares and Class C Shares of the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 175 on Form N-1A filed on May 31, 2016.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Class A Shares and Class C Shares of the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(m)(6)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Income 50/50 Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(m)(8)	Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2017, for the Platform Class Shares of the REMS International Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 225 on Form N-1A filed on June 30, 2017.

(m)(9)	Distribution Plan Pursuant to Rule 12b-1, dated November 10, 2015, for the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(m)(10)	Distribution Plan Pursuant to Rule 12b-1, dated August 29, 2019, for the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(11)	Distribution Plan Pursuant to Rule 12b-1, dated July 6, 2016, for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(m)(12)	Distribution Plan Pursuant to Rule 12b-1, dated August 24, 2016, for the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(m)(13)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(m)(14)	Distribution Plan Pursuant to Rule 12b-1, dated April 21, 2016, for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(m)(15)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(n)(1)	Rule 18f-3 Multiple Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(n)(2)	Rule 18f-3 Multiple Class Plan for the DGHM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 224 on Form N-1A filed on June 28, 2017.

(n)(3)	Rule 18f-3 Multiple Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(4)	Rule 18f-3 Multiple Class Plan for the Mission-Auour Risk-Managed Global Equity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(n)(5)	Amended Rule 18f-3 Multiple Class Plan for the REMS Real Estate Income 50/50 Fund, REMS International Real Estate Value-Opportunity Fund and the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 284 on Form N-1A filed on February 23, 2018.

(n)(6)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(8)	Rule 18f-3 Multiple Class Plan for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 286 on Form N-1A filed on February 28, 2018.

(n)(9)	Rule 18f-3 Multiple Class Plan for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(n)(10)	Rule 18f-3 Multiple Class Plan for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(p)(2)	Code of Ethics for Principal Underwriter is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(p)(3)	Code of Ethics for Union Street Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(4)	Code of Ethics for McGinn Investment Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(p)(5)	Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(6)	Code of Ethics for Real Estate Management Services Group, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(p)(7)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(p)(8)	Code of Ethics for Mission Institutional Advisors, LLC dba Mission Funds Advisors is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 268 on Form N-1A filed on December 28, 2017.

(p)(9)	Code of Ethics for Auour Investments, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(p)(10)	Code of Ethics for Dalton, Greiner, Hartman, Maher & Co., LLC, is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(p)(11)	Code of Ethics for Strategic Asset Management, Ltd. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(p)(12)	Code of Ethics for Clifford Capital Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(p)(13)	Code of Ethics for Cboe Vest Financial LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 355 on Form N-1A filed on February 28, 2020.

(p)(14)	Code of Ethics for Systelligence, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(p)(15)	Code of Ethics for Secure Investment Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 292 on Form N-1A filed on April 18, 2018.

(p)(16)	Code of Ethics for Rule One Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(p)(17)	Code of Ethics for Third Avenue Management, LLC (To be Filed by Amendment)

(p)(18)	Code of Ethics for Kanen Wealth Management, LLC (To be Filed by Amendment)

(q)	Powers of Attorney are herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Investment Management, Inc.	801-40578
Dalton, Greiner, Hartman, Maher & Co., LLC	801-62895
Perkins Capital Management, Inc.	801-22888
Real Estate Management Services Group, LLC	801-61061
Mission Institutional Advisors, LLC dba Mission Funds Advisors	801-111759
Auour Investments, LLC	801-80544
Applied Finance Advisors, LLC	801-66461
Strategic Asset Management, Ltd.	801-70903
Clifford Capital Partners, LLC	801-78911
Cboe Vest Financial LLC	801-77463
Systelligence, LLC	801-107695
Secure Investment Management, LLC	801-80752
Rule One Partners, LLC	801-114860
Third Avenue Management LLC	801-27792
Kanen Wealth Management, LLC	801-116998

Item 32. Principal Underwriters

a)	Not applicable.

b)	First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

c)	Union Street Partners LLC, 1421 Prince Street, Suite 400 Alexandria, Virginia 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

d)	McGinn Investment Management, Inc., 201 North Union Street, Suite 101, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

e)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, Minnesota 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

f)	Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, New York 10017 (records relating to its function as the investment adviser to the DGHM MicroCap Fund).

g)	Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, Florida 34102-6407 (records relating to its function as the investment adviser to REMS Real Estate Income 50/50 Fund and REMS Real Estate Value-Opportunity Fund).

h)	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as the investment adviser to the Applied Finance Funds).

i)	Mission Institutional Advisors, LLC dba Mission Funds Advisors, 5956 Sherry Lane, Suite 1000, Dallas, Texas 75225 (records relating to its function as the investment adviser to the Mission-Auour Risk-Managed Global Equity Fund).

j)	Auour Investments, LLC, 162 Main Street, Suite 2, Wenham, Massachusetts 01984 (records relating to its function as sub-adviser to the Mission-Auour Risk-Managed Global Equity Fund).

k)	Strategic Asset Management, Ltd., Calle Ayacucho No. 277, La Paz, Bolivia (records relating to its function as the investment adviser to the OTG Latin America Fund).

l)	Clifford Capital Partners, LLC, 395 S. Main Street, #203 Alpine, Utah 84020 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund).

m)	Cboe Vest Financial LLC, 1765 Greensboro Station Place, 9th Floor, McLean, Virginia 22102 (records relating to its function as the investment adviser to the Cboe Vest Family of Funds).

n)	Systelligence, LLC, 7760 France Avenue South, Suite 620, Bloomington, Minnesota 55435 (records relating to its function as the investment adviser to The E-Valuator Funds).

o)	Secure Investment Management, LLC, 3067 W Ina Road, Suite 125, Tucson, Arizona 85741 (records relating to its function as the investment adviser to the SIM Funds).

p)	Rule One Partners, LLC, 891 Bear Creek Road, Moreland, Georgia 30259, (records relating to its function as the investment adviser to the Rule One Fund).
q)

Third Avenue Management, LLC, 622 Third Avenue, 32nd Floor, New York, NY 10017-6715 (records relating to its function as the investment adviser to the Third Avenue International Real Estate Value Fund).

r)	Kanen Wealth Management, LLC, 5850 Coral Ridge Drive, Suite 309, Coral Springs, FL 33076 (records relating to its function as the investment adviser to the Philotimo Focused Growth and Income Fund).

Item 34. Management Services

          There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 380 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 1st day of March, 2021.

WORLD FUNDS TRUST

By: /s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 380 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	March 1, 2021

*Mary Lou H. Ivey	Trustee	March 1, 2021

*Theo H. Pitt, Jr.	Trustee	March 1, 2021

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	March 1, 2021

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	March 1, 2021

*By: /s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBITS

(i)(23)	Opinion of Legal Counsel for the REMS Real Estate Value-Opportunity Fund

(i)(29)	Consent of Legal Counsel for the Cboe Vest Family of Funds

(j)(10)	Consent of Independent Registered Public Accounting firm for the Cboe Vest Family of Funds